UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity® High Yield Factor ETF
Fidelity® Preferred Securities & Income ETF

Semi-Annual Report
February 29, 2024

Contents

Fidelity® High Yield Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Preferred Securities & Income ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® High Yield Factor ETF
Investment Summary February 29, 2024 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Mineral Resources Ltd.	2.6
FMG Resources Pty Ltd.	2.1
TransDigm, Inc.	1.9
Northern Oil & Gas, Inc.	1.8
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7
CVR Energy, Inc.	1.6
New Fortress Energy, Inc.	1.5
OneMain Finance Corp.	1.5
Performance Food Group, Inc.	1.4
Royal Caribbean Cruises Ltd.	1.3
17.4

Market Sectors (% of Fund's net assets)

Energy	18.2
Diversified Financial Services	7.9
Metals/Mining	5.3
Services	4.9
Telecommunications	4.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® High Yield Factor ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 97.5%
	Principal Amount (a)	Value ($)
Aerospace - 3.8%
Bombardier, Inc.:
7.5% 2/1/29 (b)	1,697,000	1,721,258
7.875% 4/15/27 (b)	218,000	218,278
8.75% 11/15/30 (b)	450,000	471,380
Hexcel Corp. 4.95% 8/15/25	269,000	264,746
Spirit Aerosystems, Inc.:
4.6% 6/15/28	550,000	482,801
9.75% 11/15/30 (b)	1,797,000	1,925,229
TransDigm, Inc.:
4.875% 5/1/29	3,525,000	3,237,821
6.375% 3/1/29 (b)	1,000,000	1,004,520
6.875% 12/15/30 (b)	1,329,000	1,344,828
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	500,000	421,250
TOTAL AEROSPACE		11,092,111
Air Transportation - 1.5%
Air Canada 3.875% 8/15/26 (b)	600,000	568,233
Allegiant Travel Co. 7.25% 8/15/27 (b)	1,030,000	1,002,708
American Airlines, Inc. 7.25% 2/15/28 (b)	265,000	267,206
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	484,226	479,787
Bristow Group, Inc. 6.875% 3/1/28 (b)	166,000	162,514
Rand Parent LLC 8.5% 2/15/30 (b)	300,000	291,350
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	584,000	422,384
United Airlines Holdings, Inc. 4.875% 1/15/25	369,000	365,310
United Airlines, Inc. 4.375% 4/15/26 (b)	874,900	842,060
TOTAL AIR TRANSPORTATION		4,401,552
Automotive & Auto Parts - 2.1%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	2,845,000	2,458,323
Champions Financing, Inc. 8.75% 2/15/29 (b)	300,000	306,441
EquipmentShare.Com, Inc. 9% 5/15/28 (b)	300,000	307,417
Ford Motor Credit Co. LLC 6.95% 3/6/26	900,000	916,204
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (b)	175,000	174,404
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (b)	175,000	176,518
LCM Investments Holdings 8.25% 8/1/31 (b)	365,000	372,517
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	460,000	478,285
Tenneco, Inc. 8% 11/17/28 (b)	550,000	501,188
Thor Industries, Inc. 4% 10/15/29 (b)	643,000	569,055
TOTAL AUTOMOTIVE & AUTO PARTS		6,260,352
Banks & Thrifts - 1.6%
AG TTMT Escrow Issuer LLC 8.625% 9/30/27 (b)	500,000	514,669
Freedom Mortgage Hold 9.25% 2/1/29 (b)	930,000	944,136
PennyMac Financial Services, Inc.:
5.75% 9/15/31 (b)	900,000	827,552
7.875% 12/15/29 (b)	1,100,000	1,125,970
UniCredit SpA:
5.459% 6/30/35 (b)(c)	1,150,000	1,062,623
7.296% 4/2/34 (b)(c)	149,693	152,774
TOTAL BANKS & THRIFTS		4,627,724
Broadcasting - 4.5%
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	500,000	521,500
DISH Network Corp. 11.75% 11/15/27 (b)	2,700,000	2,814,961
Gray Television, Inc.:
5.375% 11/15/31 (b)	600,000	393,000
7% 5/15/27 (b)	30,000	27,111
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	500,000	360,000
Nexstar Media, Inc. 4.75% 11/1/28 (b)	3,102,000	2,754,423
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)	958,000	700,059
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	729,000	679,741
TEGNA, Inc.:
4.625% 3/15/28	1,339,000	1,202,154
5% 9/15/29	1,460,000	1,284,800
Univision Communications, Inc.:
7.375% 6/30/30 (b)	1,576,000	1,522,212
8% 8/15/28 (b)	920,000	924,913
TOTAL BROADCASTING		13,184,874
Building Materials - 2.1%
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	300,000	314,250
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	290,000	291,570
Builders FirstSource, Inc. 6.375% 3/1/34 (b)	1,000,000	997,667
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	165,000	164,631
Emrld Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	1,000,000	1,003,500
Griffon Corp. 5.75% 3/1/28	1,220,000	1,180,350
Jeld-Wen, Inc. 4.625% 12/15/25 (b)	235,000	229,098
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)	600,000	635,870
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	479,000	427,069
Wesco Distribution, Inc. 6.375% 3/15/29 (b)	1,000,000	1,000,092
TOTAL BUILDING MATERIALS		6,244,097
Cable/Satellite TV - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	861,000	643,733
4.5% 5/1/32	1,669,000	1,318,518
6.375% 9/1/29 (b)	1,168,000	1,097,356
7.375% 3/1/31 (b)	2,000,000	1,937,500
CSC Holdings LLC:
4.5% 11/15/31 (b)	1,350,000	1,002,375
11.25% 5/15/28 (b)	850,000	877,005
DIRECTV Financing LLC 8.875% 2/1/30 (b)	450,000	452,999
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	1,083,000	1,022,211
Dolya Holdco 18 DAC 5% 7/15/28 (b)	450,000	415,200
Ziggo BV 4.875% 1/15/30 (b)	1,200,000	1,068,974
TOTAL CABLE/SATELLITE TV		9,835,871
Capital Goods - 0.9%
ATS Corp. 4.125% 12/15/28 (b)	440,000	401,566
EnerSys 4.375% 12/15/27 (b)	1,238,000	1,165,268
Husky Injection / Titan 9% 2/15/29 (b)	400,000	408,735
Patrick Industries, Inc. 4.75% 5/1/29 (b)	886,000	810,814
TOTAL CAPITAL GOODS		2,786,383
Chemicals - 2.5%
Avient Corp. 5.75% 5/15/25 (b)	105,000	104,386
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	380,000	359,320
INEOS Finance PLC 7.5% 4/15/29 (b)	500,000	497,750
INEOS Quattro Finance 2 PLC:
3.375% 1/15/26 (b)	480,000	453,124
9.625% 3/15/29 (b)	500,000	525,877
NOVA Chemicals Corp.:
8.5% 11/15/28 (b)	380,000	401,225
9% 2/15/30 (b)	500,000	501,599
Nufarm Australia Ltd. 5% 1/27/30 (b)	605,000	554,827
Olin Corp. 5% 2/1/30	1,861,300	1,739,625
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)	900,000	956,292
The Chemours Co. LLC:
4.625% 11/15/29 (b)	1,500,000	1,233,416
5.75% 11/15/28 (b)	70,000	61,393
TOTAL CHEMICALS		7,388,834
Consumer Products - 2.3%
BlueLinx Corp. 6% 11/15/29 (b)	225,000	214,706
Energizer Holdings, Inc. 4.75% 6/15/28 (b)	500,000	457,174
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	556,000	550,457
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)	101,000	88,051
Newell Brands, Inc. 6.375% 9/15/27	300,000	290,612
Rakuten Group, Inc. 11.25% 2/15/27 (b)	600,000	635,357
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	3,003,000	2,497,736
TripAdvisor, Inc. 7% 7/15/25 (b)	1,224,000	1,225,457
Verde Purchaser LLC 10.5% 11/30/30 (b)	700,000	731,500
TOTAL CONSUMER PRODUCTS		6,691,050
Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 4/30/25 (b)	361,000	356,987
BWAY Holding Co. 7.875% 8/15/26 (b)	730,000	739,721
LABL, Inc. 9.5% 11/1/28 (b)	300,000	300,072
TOTAL CONTAINERS		1,396,780
Diversified Financial Services - 7.9%
BrightSphere Investment Group, Inc. 4.8% 7/27/26	1,696,000	1,613,557
Castlelake Aviation Finance 5% 4/15/27 (b)	414,000	392,770
Credit Acceptance Corp. 6.625% 3/15/26	1,351,000	1,346,070
Enova International, Inc. 8.5% 9/15/25 (b)	325,000	321,891
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)	2,702,000	2,559,569
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	850,000	891,227
Freedom Mortgage Corp.:
12% 10/1/28 (b)	300,000	325,004
12.25% 10/1/30 (b)	300,000	330,069
GGAM Finance Ltd. 8% 2/15/27 (b)	775,000	794,353
Gn Bondco LLC 9.5% 10/15/31 (b)	230,000	227,700
goeasy Ltd. 9.25% 12/1/28 (b)	1,275,000	1,352,871
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden U.S. Finance LLC 7.25% 2/15/31 (b)	500,000	500,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375% 2/1/29	1,418,000	1,196,423
Jefferson Capital Holding 9.5% 2/15/29 (b)	500,000	505,019
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	713,000	639,877
MidCap Financial Issuer Trust 5.625% 1/15/30 (b)	840,000	710,480
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30 (b)	500,000	446,303
5.5% 8/15/28 (b)	933,000	880,788
5.75% 11/15/31 (b)	700,000	641,346
6% 1/15/27 (b)	550,000	540,744
Navient Corp. 9.375% 7/25/30	758,000	792,146
OneMain Finance Corp.:
3.875% 9/15/28	1,857,000	1,622,449
6.625% 1/15/28	731,000	726,849
7.875% 3/15/30	450,000	457,665
9% 1/15/29	1,592,000	1,671,982
PRA Group, Inc. 8.375% 2/1/28 (b)	537,000	524,918
StoneX Group, Inc. 8.625% 6/15/25 (b)	1,231,000	1,238,644
TOTAL DIVERSIFIED FINANCIAL SERVICES		23,251,339
Diversified Media - 0.0%
Outfront Media Capital LLC / Corp. 4.25% 1/15/29 (b)	65,000	58,380
Energy - 18.2%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)	185,000	185,766
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375% 6/1/28 (b)	625,000	634,375
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 6/15/29 (b)	633,000	602,051
Antero Resources Corp. 8.375% 7/15/26 (b)	275,000	285,078
Baytex Energy Corp.:
8.5% 4/30/30 (b)	3,238,000	3,366,902
8.75% 4/1/27 (b)	195,000	202,283
Buckeye Partners LP 4.5% 3/1/28 (b)	1,370,000	1,273,700
California Resources Corp. 7.125% 2/1/26 (b)	140,000	140,738
Chord Energy Corp. 6.375% 6/1/26 (b)	508,000	508,635
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	715,000	719,457
7% 6/15/25 (b)	124,000	123,708
8.375% 1/15/29 (b)	650,000	682,610
Civitas Resources, Inc.:
5% 10/15/26 (b)	1,131,000	1,095,877
8.375% 7/1/28 (b)	450,000	470,891
8.625% 11/1/30 (b)	860,000	920,270
8.75% 7/1/31 (b)	710,000	755,064
CNX Midstream Partners LP 4.75% 4/15/30 (b)	553,000	483,794
CNX Resources Corp. 7.25% 3/1/32 (b)	400,000	398,610
Comstock Resources, Inc. 6.75% 3/1/29 (b)	300,000	276,732
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	160,000	165,729
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	365,000	372,141
CVR Energy, Inc.:
5.75% 2/15/28 (b)	2,910,000	2,701,091
8.5% 1/15/29 (b)	2,000,000	2,012,500
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	1,975,000	1,891,063
8.625% 3/15/29 (b)(d)	500,000	500,532
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	150,000	155,325
EQM Midstream Partners LP:
6.375% 4/1/29 (b)	1,000,000	1,002,871
7.5% 6/1/27 (b)	728,000	744,818
Genesis Energy LP/Genesis Energy Finance Corp. 8.875% 4/15/30	600,000	622,079
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	170,000	174,369
Harvest Midstream I LP 7.5% 9/1/28 (b)	50,000	50,404
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	500,000	526,875
Independence Energy Finance LLC 7.25% 5/1/26 (b)	402,000	400,533
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	500,000	509,038
Matador Resources Co. 5.875% 9/15/26	165,300	163,686
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (b)	362,000	359,899
Nabors Industries, Inc.:
7.375% 5/15/27 (b)	200,000	199,264
9.125% 1/31/30 (b)	230,000	235,750
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	4,675,000	4,513,891
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	600,000	605,656
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	866,000	876,938
8.75% 6/15/31 (b)	4,107,000	4,291,815
NuStar Logistics LP 5.625% 4/28/27	160,000	158,354
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	465,000	452,213
7.875% 9/15/30 (b)	450,000	461,106
Perenti Finance Pty Ltd. 6.5% 10/7/25 (b)	555,000	547,369
Prairie Acquiror LP 9% 8/1/29 (b)(d)	500,000	503,805
Rockies Express Pipeline LLC 4.8% 5/15/30 (b)	504,000	466,830
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	120,000	123,320
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	500,000	511,050
SM Energy Co. 6.75% 9/15/26	450,000	447,486
Summit Midstream Holdings LLC 9% 10/15/26 (b)	300,000	296,797
Sunnova Energy Corp. 11.75% 10/1/28 (b)	200,000	168,270
Sunoco LP/Sunoco Finance Corp. 7% 9/15/28 (b)	879,000	900,264
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 9/1/31 (b)	500,000	458,017
Talos Production, Inc. 9% 2/1/29 (b)	555,000	567,245
Transocean Aquila Ltd. 8% 9/30/28 (b)	560,000	570,500
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	222,000	227,828
Transocean, Inc. 8.75% 2/15/30 (b)	405,000	415,863
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp.:
6.875% 4/1/26	1,870,000	1,867,454
6.875% 9/1/27	400,000	397,945
Valaris Ltd. 8.375% 4/30/30 (b)	300,000	307,616
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	820,000	818,702
Venture Global LNG, Inc.:
8.125% 6/1/28 (b)	924,000	938,698
9.5% 2/1/29 (b)	650,000	693,039
9.875% 2/1/32 (b)	972,000	1,023,400
Vital Energy, Inc.:
7.75% 7/31/29 (b)	214,000	212,857
9.75% 10/15/30	1,060,000	1,135,386
10.125% 1/15/28	676,000	707,519
Weatherford International Ltd. 8.625% 4/30/30 (b)	1,922,000	1,992,703
TOTAL ENERGY		53,574,444
Entertainment/Film - 0.6%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (b)	1,195,000	1,185,082
Resorts World Las Vegas LLC / RWLV Capital, Inc. 8.45% 7/27/30 (b)	515,000	548,434
TOTAL ENTERTAINMENT/FILM		1,733,516
Environmental - 1.2%
GFL Environmental, Inc. 4% 8/1/28 (b)	3,730,000	3,419,933
Food & Drug Retail - 1.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.5% 2/15/28 (b)	878,000	883,452
Murphy Oil U.S.A., Inc. 4.75% 9/15/29	2,526,000	2,355,205
Parkland Corp. 5.875% 7/15/27 (b)	614,000	602,569
TOTAL FOOD & DRUG RETAIL		3,841,226
Food/Beverage/Tobacco - 3.3%
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)	500,000	357,630
KeHE Distributor / Nextwave 9% 2/15/29 (b)	200,000	200,587
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)	883,000	800,063
Performance Food Group, Inc. 4.25% 8/1/29 (b)	4,521,000	4,103,051
Post Holdings, Inc.:
4.5% 9/15/31 (b)	383,000	340,985
6.25% 2/15/32 (b)	800,000	804,136
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	1,421,000	1,392,807
Vector Group Ltd. 5.75% 2/1/29 (b)	2,012,000	1,843,238
TOTAL FOOD/BEVERAGE/TOBACCO		9,842,497
Gaming - 1.6%
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	300	300
6.5% 2/15/32 (b)	500,000	503,741
8.125% 7/1/27 (b)	250,000	256,697
Carnival Corp. 10.5% 6/1/30 (b)	340,000	370,951
Churchill Downs, Inc.:
5.5% 4/1/27 (b)	246,000	241,602
5.75% 4/1/30 (b)	1,066,000	1,024,272
International Game Technology PLC 4.125% 4/15/26 (b)	205,000	197,855
Las Vegas Sands Corp. 3.9% 8/8/29	250,000	226,100
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	210,000	218,787
MGM Resorts International 6.75% 5/1/25	151,000	151,210
Ontario Gaming GTA LP 8% 8/1/30 (b)	145,000	147,887
Premier Entertainment Sub LLC 5.625% 9/1/29 (b)	400,000	288,056
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	677,000	651,625
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	377,000	389,322
TOTAL GAMING		4,668,405
Healthcare - 4.2%
AMN Healthcare 4% 4/15/29 (b)	866,000	759,915
Bausch + Lomb Corp. 8.375% 10/1/28 (b)	400,000	418,000
Bausch Health Companies, Inc. 4.875% 6/1/28 (b)	2,495,000	1,421,474
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	1,751,000	1,332,441
10.875% 1/15/32 (b)	250,000	254,575
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	545,000	492,892
DaVita, Inc. 4.625% 6/1/30 (b)	2,867,000	2,521,948
Medline Borrower LP:
3.875% 4/1/29 (b)	456,000	408,865
5.25% 10/1/29 (b)	345,000	319,120
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	65,000	47,938
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)	260,000	222,851
Owens & Minor, Inc. 6.625% 4/1/30 (b)	195,000	188,426
RegionalCare Hospital Partners Holdings, Inc.:
9.875% 8/15/30 (b)	300,000	311,246
11% 10/15/30 (b)	800,000	846,242
Star Parent, Inc. 9% 10/1/30 (b)	400,000	422,148
Tenet Healthcare Corp. 4.375% 1/15/30	2,625,000	2,404,222
TOTAL HEALTHCARE		12,372,303
Homebuilders/Real Estate - 3.9%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	304,000	275,485
Arcosa, Inc. 4.375% 4/15/29 (b)	230,000	212,289
Ardonagh Finco Ltd. 7.75% 2/15/31 (b)	300,000	297,390
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC:
4.5% 4/1/27 (b)	500,000	439,548
5.75% 5/15/26 (b)	950,000	916,265
Cushman & Wakefield U.S. Borrower LLC 8.875% 9/1/31 (b)	535,000	557,069
Greystar Real Estate Partners 7.75% 9/1/30 (b)	130,000	134,868
HAT Holdings I LLC/HAT Holdings II LLC 6% 4/15/25 (b)	790,000	781,972
Howard Hughes Corp. 4.125% 2/1/29 (b)	800,000	710,152
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,306,000	1,033,373
LGI Homes, Inc.:
4% 7/15/29 (b)	860,000	737,474
8.75% 12/15/28 (b)	525,000	550,266
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,000,000	669,698
RHP Hotel Properties LP/RHP Finance Corp. 7.25% 7/15/28 (b)	400,000	409,671
Service Properties Trust:
4.75% 10/1/26	889,000	825,306
5.25% 2/15/26	181,000	175,784
7.5% 9/15/25	408,300	413,656
8.625% 11/15/31 (b)	500,000	528,056
Starwood Property Trust, Inc. 4.375% 1/15/27 (b)	502,000	470,625
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (b)	1,173,000	1,214,170
TOTAL HOMEBUILDERS/REAL ESTATE		11,353,117
Hotels - 1.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	75,000	81,822
Hilton Grand Vacations Borrower Escrow LLC:
5% 6/1/29 (b)	500,000	463,245
6.625% 1/15/32 (b)	2,000,000	1,999,994
Travel+Leisure Co.:
4.5% 12/1/29 (b)	80,000	73,266
6.625% 7/31/26 (b)	370,000	373,922
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	805,000	748,451
TOTAL HOTELS		3,740,700
Insurance - 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 7% 1/15/31 (b)	725,000	722,165
AmWINS Group, Inc. 6.375% 2/15/29 (b)	500,000	500,326
National Financial Partners Corp. 8.5% 10/1/31 (b)	250,000	275,956
NMI Holdings, Inc. 7.375% 6/1/25 (b)	725,000	730,873
TOTAL INSURANCE		2,229,320
Leisure - 2.7%
Carnival Corp.:
4% 8/1/28 (b)	1,408,000	1,298,682
6% 5/1/29 (b)	422,000	411,706
7.625% 3/1/26 (b)	102,000	103,327
NCL Corp. Ltd. 8.125% 1/15/29 (b)	1,775,000	1,867,446
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	1,202,000	1,188,247
6.25% 3/15/32 (b)(d)	375,000	376,073
8.25% 1/15/29 (b)	250,000	265,170
11.625% 8/15/27 (b)	1,879,000	2,032,418
Viking Cruises Ltd. 9.125% 7/15/31 (b)	300,000	324,774
TOTAL LEISURE		7,867,843
Metals/Mining - 5.3%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	170,000	178,075
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	589,674
Eldorado Gold Corp. 6.25% 9/1/29 (b)	325,000	304,521
First Quantum Minerals Ltd. 9.375% 3/1/29 (b)	330,000	341,983
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	353,000	316,341
5.875% 4/15/30 (b)	5,903,000	5,777,406
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	282,000	271,747
Mineral Resources Ltd.:
8% 11/1/27 (b)	650,000	662,032
8.125% 5/1/27 (b)	909,000	917,072
8.5% 5/1/30 (b)	2,706,000	2,779,102
9.25% 10/1/28 (b)	3,343,000	3,505,971
TOTAL METALS/MINING		15,643,924
Paper - 0.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	360,000	353,484
Louisiana-Pacific Corp. 3.625% 3/15/29 (b)	483,000	433,306
Mercer International, Inc. 12.875% 10/1/28 (b)	200,000	214,479
TOTAL PAPER		1,001,269
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)	2,201,000	1,933,367
Services - 4.9%
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	300,000	297,924
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (b)	335,000	333,985
Aramark Services, Inc. 5% 4/1/25 (b)	150,000	149,043
Artera Services LLC 8.5% 2/15/31 (b)	300,000	306,466
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	918,000	872,085
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	400,000	425,371
Bread Financial Holdings, Inc. 9.75% 3/15/29 (b)	700,000	715,925
CoreCivic, Inc. 8.25% 4/15/26	429,000	438,404
Iron Mountain, Inc.:
5% 7/15/28 (b)	2,389,000	2,261,756
5.25% 7/15/30 (b)	1,054,000	986,312
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	700,000	656,250
Ritchie Bros. Holdings, Inc. 7.75% 3/15/31 (b)	1,792,000	1,883,840
Sabre GLBL, Inc. 8.625% 6/1/27 (b)	406,000	357,347
TriNet Group, Inc. 3.5% 3/1/29 (b)	2,322,000	2,055,992
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	601,000	582,970
Williams Scotsman, Inc. 4.625% 8/15/28 (b)	2,392,000	2,246,136
TOTAL SERVICES		14,569,806
Steel - 0.5%
ATI, Inc. 7.25% 8/15/30	883,000	907,609
Carpenter Technology Corp. 7.625% 3/15/30	500,000	516,395
TOTAL STEEL		1,424,004
Super Retail - 2.4%
Asbury Automotive Group, Inc. 4.75% 3/1/30	1,362,000	1,239,461
Bath & Body Works, Inc.:
6.75% 7/1/36	597,000	586,740
6.875% 11/1/35	187,000	187,094
9.375% 7/1/25 (b)	858,000	894,155
EG Global Finance PLC 12% 11/30/28 (b)	300,000	316,725
Gap, Inc. 3.625% 10/1/29 (b)	500,000	422,342
Group 1 Automotive, Inc. 4% 8/15/28 (b)	2,289,000	2,089,405
QVC, Inc. 4.375% 9/1/28	500,000	410,116
Sally Holdings LLC:
5.625% 12/1/25	105,000	104,932
6.75% 3/1/32	300,000	299,138
Sonic Automotive, Inc. 4.625% 11/15/29 (b)	65,000	57,359
Staples, Inc. 7.5% 4/15/26 (b)	500,000	480,707
TOTAL SUPER RETAIL		7,088,174
Technology - 3.2%
Alteryx, Inc. 8.75% 3/15/28 (b)	585,000	593,267
Atkore, Inc. 4.25% 6/1/31 (b)	1,017,000	893,394
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)	250,000	226,728
Cloud Software Group, Inc. 6.5% 3/31/29 (b)	1,009,000	939,639
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	300,000	307,482
CommScope, Inc. 4.75% 9/1/29 (b)	500,000	342,500
Consensus Cloud Solutions, Inc. 6.5% 10/15/28 (b)	1,141,000	1,015,056
Gen Digital, Inc. 5% 4/15/25 (b)	193,000	191,070
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	3,282,000	2,934,224
MicroStrategy, Inc. 6.125% 6/15/28 (b)	195,000	188,019
NCR Atleos Corp. 9.5% 4/1/29 (b)	730,000	772,190
PTC, Inc. 3.625% 2/15/25 (b)	440,000	429,480
Seagate HDD Cayman 3.125% 7/15/29	203	168
UKG, Inc. 6.875% 2/1/31 (b)	355,000	358,692
Xerox Corp. 4.8% 3/1/35	250,000	189,664
Xerox Holdings Corp. 5% 8/15/25 (b)	105,000	103,269
TOTAL TECHNOLOGY		9,484,842
Telecommunications - 4.7%
Altice Financing SA 5.75% 8/15/29 (b)	800,000	689,016
Altice France SA:
5.5% 10/15/29 (b)	1,860,000	1,408,335
8.125% 2/1/27 (b)	199,000	182,895
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	165,000	155,513
Cogent Communications Group, Inc. 7% 6/15/27 (b)	2,356,000	2,352,749
Consolidated Communications, Inc. 5% 10/1/28 (b)	450,000	371,705
Dycom Industries, Inc. 4.5% 4/15/29 (b)	975,000	897,226
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,216,000	1,125,352
6% 1/15/30 (b)	555,000	474,522
8.75% 5/15/30 (b)	483,000	492,646
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	700,000	651,268
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	415,000	425,375
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	900	842
Telecom Italia Capital SA 7.2% 7/18/36	1,541,000	1,531,684
ViaSat, Inc.:
5.625% 4/15/27 (b)	700,000	657,125
7.5% 5/30/31 (b)	200,000	140,500
Virgin Media Finance PLC 5% 7/15/30 (b)	700,000	604,261
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	800,000	749,593
Windstream Escrow LLC 7.75% 8/15/28 (b)	500,000	466,812
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	400,000	333,000
TOTAL TELECOMMUNICATIONS		13,710,419
Textiles/Apparel - 0.0%
Foot Locker, Inc. 4% 10/1/29 (b)	127,000	107,472
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	50,000	44,714
TOTAL TEXTILES/APPAREL		152,186
Transportation Ex Air/Rail - 0.9%
RXO, Inc. 7.5% 11/15/27 (b)	1,702,000	1,757,314
Stena International SA 7.625% 2/15/31 (b)	500,000	502,103
XPO, Inc. 7.125% 2/1/32 (b)	500,000	508,327
TOTAL TRANSPORTATION EX AIR/RAIL		2,767,744
Utilities - 2.5%
Calpine Corp. 5.25% 6/1/26 (b)	105,000	103,445
NextEra Energy Partners LP 7.25% 1/15/29 (b)	564,000	573,301
NRG Energy, Inc. 3.375% 2/15/29 (b)	1,065,000	929,567
PG&E Corp. 5.25% 7/1/30	2,199,000	2,067,188
Talen Energy Supply LLC 8.625% 6/1/30 (b)	450,000	474,769
Vistra Operations Co. LLC:
5.625% 2/15/27 (b)	757,000	737,658
7.75% 10/15/31 (b)	2,523,000	2,609,784
TOTAL UTILITIES		7,495,712
TOTAL NONCONVERTIBLE BONDS (Cost $288,701,824)		287,134,098

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $7,078,419)	7,077,003	7,078,419

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $295,780,243)	294,212,517
NET OTHER ASSETS (LIABILITIES) - 0.1%	409,196
NET ASSETS - 100.0%	294,621,713

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $242,149,073 or 82.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,320,516	61,388,418	60,630,515	81,121	-	-	7,078,419	0.0%
Total	6,320,516	61,388,418	60,630,515	81,121	-	-	7,078,419

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	287,134,098	-	287,134,098	-

Money Market Funds	7,078,419	7,078,419	-	-
Total Investments in Securities:	294,212,517	7,078,419	287,134,098	-
Fidelity® High Yield Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $288,701,824)	$287,134,098
Fidelity Central Funds (cost $7,078,419)	7,078,419

Total Investment in Securities (cost $295,780,243)		$294,212,517
Cash		265,225
Receivable for investments sold		1,678,515
Receivable for fund shares sold		2,375,942
Interest receivable		4,837,890
Distributions receivable from Fidelity Central Funds		21,756
Total assets		303,391,845
Liabilities
Payable for investments purchased
Regular delivery	$5,655,961
Delayed delivery	1,375,000
Distributions payable	1,629,750
Accrued management fee	109,421
Total Liabilities		8,770,132
Commitments and contingent liabilities (see Commitments note)
Net Assets		$294,621,713
Net Assets consist of:
Paid in capital		$328,145,998
Total accumulated earnings (loss)		(33,524,285)
Net Assets		$294,621,713
Net Asset Value, offering price and redemption price per share ($294,621,713 ÷ 6,200,000 shares)		$47.52
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$10,010,571
Income from Fidelity Central Funds		81,121
Total Income		10,091,692
Expenses
Management fee	$624,393
Independent trustees' fees and expenses	714
Total expenses before reductions	625,107
Expense reductions	(377)
Total expenses after reductions		624,730
Net Investment income (loss)		9,466,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,771,429)
Redemptions in-kind	(671,179)
Total net realized gain (loss)		(2,442,608)
Change in net unrealized appreciation (depreciation) on investment securities		7,275,684
Net gain (loss)		4,833,076
Net increase (decrease) in net assets resulting from operations		$14,300,038
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,466,962	$16,330,455
Net realized gain (loss)	(2,442,608)	(17,127,374)
Change in net unrealized appreciation (depreciation)	7,275,684	18,328,525
Net increase (decrease) in net assets resulting from operations	14,300,038	17,531,606
Distributions to shareholders	(9,396,950)	(16,489,950)

Share transactions
Proceeds from sales of shares	49,807,245	46,271,158
Cost of shares redeemed	(48,338,542)	(34,058,789)

Net increase (decrease) in net assets resulting from share transactions	1,468,703	12,212,369
Total increase (decrease) in net assets	6,371,791	13,254,025

Net Assets
Beginning of period	288,249,922	274,995,897
End of period	$294,621,713	$288,249,922

Other Information
Shares
Sold	1,050,000	1,000,000
Redeemed	(1,050,000)	(750,000)
Net increase (decrease)	-	250,000

Financial Highlights
Fidelity® High Yield Factor ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.49	$46.22	$56.07	$54.49	$52.32	$50.21
Income from Investment Operations
Net investment income (loss) A,B	1.594	2.781	2.383	2.250	2.518	2.589
Net realized and unrealized gain (loss)	1.028	.297	(8.748)	2.335	2.323	2.006
Total from investment operations	2.622	3.078	(6.365)	4.585	4.841	4.595
Distributions from net investment income	(1.592)	(2.808)	(2.355)	(2.195)	(2.429)	(2.485)
Distributions from net realized gain	-	-	(1.128)	(.808)	(.242)	-
Total distributions	(1.592)	(2.808)	(3.483)	(3.003)	(2.671)	(2.485)
Net asset value, end of period	$47.52	$46.49	$46.22	$56.07	$54.49	$52.32
Total Return C,D,E	5.75%	6.90%	(11.85)%	8.66%	9.61%	9.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.44% I
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.44% I
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45%	.44% I
Net investment income (loss)	6.87% H	6.02%	4.64%	4.07%	4.84%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$294,622	$288,250	$274,996	$277,532	$114,421	$68,016
Portfolio turnover rate J	47% H,K	84% K	72% K	177% K	179% K	76%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Preferred Securities & Income ETF
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

U.S. Treasury Bonds 3.875% 2/15/43	4.2
Bank of America Corp. 5.875%	2.8
Charles Schwab Corp. 4%	2.0
PNC Financial Services Group, Inc. 5%	1.5
Citigroup, Inc. 6.3%	1.5
BP Capital Markets PLC 4.875%	1.5
Energy Transfer LP 7.125%	1.4
JPMorgan Chase & Co. 4.55%	1.4
Goldman Sachs Group, Inc. 4.4%	1.4
Wells Fargo & Co. 5.9%	1.4
19.1

Market Sectors (% of Fund's net assets)

Financials	60.5
Utilities	12.6
Energy	10.0
Communication Services	4.4
Industrials	3.6
Real Estate	2.3
Consumer Discretionary	0.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Preferred Securities & Income ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 19.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.7%
Media - 0.5%
Paramount Global:
6.25% 2/28/57 (b)	80,000	65,910
6.375% 3/30/62 (b)	125,000	108,438
		174,348
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC 7% 4/4/79 (b)	400,000	409,890
TOTAL COMMUNICATION SERVICES		584,238
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Enbridge, Inc. 8.5% 1/15/84 (b)	250,000	266,580
Energy Transfer LP 8% 5/15/54 (b)	35,000	36,365
Enterprise Products Operating LP:
CME Term SOFR 3 Month Index + 2.980% 8.5733% 8/16/77 (b)(c)	33,000	33,123
5.25% 8/16/77 (b)	126,000	119,528
5.375% 2/15/78 (b)	67,000	61,936
Transcanada Trust:
5.3% 3/15/77 (b)	161,000	148,042
5.5% 9/15/79 (b)	128,000	114,455
5.6% 3/7/82 (b)	200,000	175,004
5.875% 8/15/76 (b)	129,000	123,719
		1,078,752
FINANCIALS - 10.6%
Capital Markets - 0.2%
Ares Finance Co. III LLC 4.125% 6/30/51 (b)(d)	75,000	67,755
Financial Services - 0.9%
Apollo Management Holdings LP 4.95% 1/14/50 (b)(d)	324,000	300,666
Insurance - 9.5%
American International Group, Inc. 5.75% 4/1/48 (b)	129,000	126,730
Assurant, Inc. 7% 3/27/48 (b)	61,000	61,785
Liberty Mutual Group, Inc.:
4.125% 12/15/51 (b)(d)	150,000	131,686
4.3% 2/1/61 (d)	125,000	79,521
Meiji Yasuda Life Insurance Co.:
5.1% 4/26/48 (b)(d)	200,000	195,233
5.2% 10/20/45 (b)(d)	200,000	196,577
MetLife, Inc.:
6.4% 12/15/66 (b)	319,000	323,817
10.75% 8/1/69 (b)	128,000	172,012
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(d)	200,000	201,600
Nippon Life Insurance Co.:
2.75% 1/21/51 (b)(d)	200,000	165,058
3.4% 1/23/50 (b)(d)	100,000	87,799
4.7% 1/20/46 (b)(d)	200,000	194,938
6.25% 9/13/53 (b)(d)	200,000	207,246
PartnerRe Finance B LLC 4.5% 10/1/50 (b)	67,000	59,735
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	200,000	174,691
5.125% 3/1/52 (b)	150,000	140,226
6% 9/1/52 (b)	200,000	199,459
6.75% 3/1/53 (b)	250,000	259,895
Sumitomo Life Insurance Co. 4% 9/14/77 (b)(d)	270,000	253,398
		3,231,406
TOTAL FINANCIALS		3,599,827
UTILITIES - 4.0%
Electric Utilities - 2.2%
Edison International 7.875% 6/15/54 (b)	15,000	15,292
Emera, Inc. 6.75% 6/15/76 (b)	125,000	122,486
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)	104,000	99,757
Southern Co.:
3.75% 9/15/51 (b)	125,000	117,232
4% 1/15/51 (b)	400,000	384,124
		738,891
Multi-Utilities - 1.8%
CMS Energy Corp.:
3.75% 12/1/50 (b)	409,000	327,132
4.75% 6/1/50 (b)	300,000	274,893
Sempra 4.125% 4/1/52 (b)	25,000	22,937
		624,962
TOTAL UTILITIES		1,363,853
TOTAL NONCONVERTIBLE BONDS (Cost $6,723,083)		6,626,670

U.S. Treasury Obligations - 5.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	1,575,000	1,441,921
3.875% 5/15/43	500,000	456,953
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,820,953)		1,898,874

Preferred Stocks - 25.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Wells Fargo & Co. 7.50%	350	413,246

Nonconvertible Preferred Stocks - 23.9%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
4.75%	21,000	435,960
5.35%	3,500	84,595
		520,555
Wireless Telecommunication Services - 1.2%
Telephone & Data Systems, Inc.:
6.00%	3,500	56,350
6.625%	1,500	27,870
U.S. Cellular Corp.	3,500	66,395
U.S. Cellular Corp.:
5.50%	3,500	67,025
6.25%	8,500	177,225
		394,865
TOTAL COMMUNICATION SERVICES		915,420

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP 7.60% (b)	8,000	201,360

FINANCIALS - 14.7%
Banks - 4.2%
Bank of America Corp.:
4.25%	5,500	108,845
4.375%	19,000	386,460
Cadence Bank 5.50%	2,000	41,820
Citizens Financial Group, Inc. Series E, 5.00%	2,000	42,580
Fifth Third Bancorp Series K 4.95%	800	19,032
JPMorgan Chase & Co.:
4.55%	22,900	491,892
Series MM, 4.20%	1,700	33,796
KeyCorp:
6.125%(b)	3,000	70,530
6.20%(b)	2,000	45,600
Regions Financial Corp.:
4.45%	500	9,100
5.75%(b)	3,000	69,810
U.S. Bancorp Series M, 4.00%	2,000	37,620
Webster Financial Corp. Series F, 5.25%	750	14,719
Western Alliance Bancorp. (b)	1,500	26,370
Wintrust Financial Corp. 6.50% (b)	2,000	46,880
		1,445,054
Capital Markets - 3.8%
Affiliated Managers Group, Inc. 4.75%	3,000	59,040
Charles Schwab Corp. 4.45%	4,500	95,220
Morgan Stanley:
Series K, 5.85%(b)	16,000	403,520
Series O, 4.50%	4,300	84,581
Northern Trust Corp. Series E, 4.70%	1,500	34,860
Oaktree Capital Group LLC:
6.55%	7,000	157,430
Series A, 6.625%	7,000	156,800
SCE Trust III 5.75% (b)	1,550	39,246
State Street Corp. Series G, 5.35% (b)	1,000	23,960
Stifel Financial Corp. Series D, 4.50%	13,000	235,300
		1,289,957
Consumer Finance - 0.1%
Navient Corp. 6.00%	1,500	31,800

Financial Services - 1.1%
Carlyle Finance LLC 4.625%	2,500	49,300
Equitable Holdings, Inc.:
4.30%	1,000	18,540
Series A 5.25%	3,000	68,370
KKR Group Finance Co. IX LLC 4.625%	5,000	101,500
Voya Financial, Inc. Series B, 5.35% (b)	5,000	124,650
		362,360
Insurance - 5.5%
Aegon Funding Co. LLC 5.10%	3,950	87,967
Allstate Corp.:
5.10%	10,000	234,300
Series I, 4.75%	2,000	47,720
American Financial Group, Inc. 4.50%	6,000	119,880
Arch Capital Group Ltd.:
5.45%	2,000	48,240
Series G, 4.55%	2,250	47,273
Assurant, Inc. 5.25%	2,500	53,425
Athene Holding Ltd.:
7.25%(b)	8,800	220,000
Series A, 6.35%(b)	2,500	61,375
Series C, 6.375%(b)	9,000	225,450
Series D, 4.875%	4,000	74,480
Brighthouse Financial, Inc.	4,000	77,120
Brighthouse Financial, Inc.:
Series A, 6.60%	2,000	48,780
Series B, 6.75%	2,000	50,080
Series D, 0.00%	4,000	65,200
Globe Life, Inc. Series D, 4.25%	2,500	51,375
Prudential Financial, Inc. 5.625%	1,500	37,470
Reinsurance Group of America, Inc. 7.125% (b)	4,000	104,560
RenaissanceRe Holdings Ltd. Series G, 4.20%	1,550	28,830
Unum Group 6.25%	3,500	86,424
W.R. Berkley Corp. 4.25%	5,000	109,400
		1,879,349
TOTAL FINANCIALS		5,008,520

INDUSTRIALS - 1.6%
Trading Companies & Distributors - 1.6%
FTAI Aviation Ltd.:
8.00%(b)	2,000	51,340
8.25%(b)	2,000	51,000
8.25%(b)	8,000	208,240
WESCO International, Inc. (b)	9,000	243,900
		554,480
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Homes 4 Rent 6.25%	1,000	24,940
Digital Realty Trust, Inc.:
5.25%	1,750	39,323
Series L, 5.20%	10,000	222,900
Public Storage:
4.00%	20,000	386,200
Series H, 5.60%	1,500	37,740
Series I, 4.875%	1,500	35,610
SITE Centers Corp. 6.375%	1,000	23,380
Summit Hotel Properties, Inc. Series F, 5.875%	775	15,748
		785,841
UTILITIES - 2.0%
Electric Utilities - 1.2%
Entergy Louisiana LLC 4.875%	1,000	22,910
SCE Trust V 5.45% (b)	1,550	38,177
SCE Trust VII 7.75%	5,000	134,100
Southern Co.:
4.20%	3,500	71,925
Series A, 4.95%	5,000	116,950
		384,062
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	43,062

Multi-Utilities - 0.7%
Algonquin Power & Utilities Corp. Series A, 6.20% (b)	3,000	75,720
Brookfield Infrastructure Partners LP:
5.125%	825	15,263
Class A 5.00%	825	14,545
DTE Energy Co.:
4.375%	1,000	21,400
4.375%	2,825	59,254
SCE Trust VI	2,375	48,925
		235,107
TOTAL UTILITIES		662,231

TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,127,852
TOTAL PREFERRED STOCKS (Cost $8,458,696)		8,541,098

Preferred Securities - 49.6%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
General Motors Financial Co., Inc. 5.7% 12/31/99 (b)(e)	252,000	241,918
ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
BP Capital Markets PLC:
4.375% (b)(e)	125,000	125,590
4.875% (b)(e)	525,000	500,363
6.45% (b)(e)	215,000	215,482
Enbridge, Inc.:
5.5% 7/15/77 (b)	126,000	118,008
5.75% 7/15/80 (b)	126,000	118,416
6% 1/15/77 (b)	68,000	66,577
6.25% 3/1/78 (b)	123,000	121,239
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.5966% (b)(c)(e)	240,000	238,059
6.625% (b)(e)	50,000	46,457
7.125% (b)(e)	500,000	492,407
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.6786% (b)(c)(e)	100,000	99,851
		2,142,449
FINANCIALS - 34.0%
Banks - 19.3%
Bank of America Corp.:
5.875% (b)(e)	943,000	939,295
6.1% (b)(e)	200,000	205,428
6.125% (b)(e)	100,000	100,454
Citigroup, Inc.:
3.875% (b)(e)	400,000	376,182
4.15% (b)(e)	89,000	80,363
5.95% (b)(e)	393,000	396,515
6.3% (b)(e)	495,000	501,698
Fifth Third Bancorp 4.5% (b)(e)	50,000	47,888
Huntington Bancshares, Inc. 5.625% (b)(e)	226,000	206,101
JPMorgan Chase & Co.:
4.6% (b)(e)	300,000	293,147
5% (b)(e)	401,000	400,334
6.1% (b)(e)	321,000	328,721
6.125% (b)(e)	150,000	152,874
KeyCorp 5% (b)(e)	100,000	86,260
M&T Bank Corp. 5.125% (b)(e)	50,000	44,539
PNC Financial Services Group, Inc. 5% (b)(e)	542,000	523,016
Regions Financial Corp. 5.75% 12/31/99 (b)	75,000	73,836
Truist Financial Corp.:
4.95% (b)(e)	135,000	132,938
5.1% (b)(e)	403,000	377,792
5.125% 12/31/99 (b)(e)	60,000	52,755
U.S. Bancorp:
3.7% (b)(e)	400,000	343,164
5.3% (b)(e)	115,000	108,037
Wells Fargo & Co.:
3.9% (b)(e)	266,000	252,485
5.9% (b)(e)	471,000	474,626
7.625% (b)(e)	75,000	80,569
		6,579,017
Capital Markets - 8.9%
Bank of New York Mellon Corp.:
3.7% (b)(e)	425,000	402,000
3.75% (b)(e)	96,000	86,664
4.625% (b)(e)	200,000	193,537
4.7% (b)(e)	65,000	65,008
Charles Schwab Corp.:
4% (b)(e)	831,000	692,704
4% (b)(e)	200,000	186,213
5% (b)(e)	100,000	93,502
Goldman Sachs Group, Inc.:
4.125% (b)(e)	29,000	26,853
4.4% (b)(e)	500,000	480,497
5.3% (b)(e)	79,000	79,369
Morgan Stanley 5.875% (b)(e)	400,000	403,235
Northern Trust Corp. 4.6% (b)(e)	60,000	58,954
State Street Corp. CME Term SOFR 3 Month Index + 2.800% 8.1852% (b)(c)(e)	248,000	252,449
		3,020,985
Consumer Finance - 3.6%
Ally Financial, Inc.:
4.7% (b)(e)	470,000	403,968
4.7% (b)(e)	220,000	173,131
American Express Co. 3.55% (b)(e)	217,000	197,430
Capital One Financial Corp. 3.95% (b)(e)	400,000	355,906
Discover Financial Services 5.5% 12/31/99 (b)(e)	100,000	85,931
		1,216,366
Financial Services - 0.2%
Equitable Holdings, Inc. 4.95% (b)(e)	75,000	73,500
Insurance - 2.0%
Dai-Ichi Life Insurance Co. Ltd. 4% 12/31/99 (b)(d)	200,000	191,781
Markel Group, Inc. 6% (b)(e)	200,000	201,629
MetLife, Inc. 3.85% (b)(e)	275,000	268,199
SBL Holdings, Inc. 6.5% 12/31/99 (b)(d)(e)	34,000	24,565
		686,174
TOTAL FINANCIALS		11,576,042
INDUSTRIALS - 2.0%
Trading Companies & Distributors - 2.0%
AerCap Holdings NV 5.875% 10/10/79 (b)	50,000	50,629
Air Lease Corp.:
4.125% (b)(e)	56,000	48,402
4.65% (b)(e)	300,000	284,084
Aircastle Ltd. 5.25% (b)(d)(e)	326,000	310,045
		693,160
UTILITIES - 6.6%
Electric Utilities - 3.6%
Duke Energy Corp. 4.875% (b)(e)	325,000	329,029
Edison International:
5% (b)(e)	324,000	315,121
5.375% (b)(e)	366,000	361,850
Electricite de France SA 9.125% (b)(d)(e)	200,000	225,751
		1,231,751
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp.:
7% (b)(d)(e)	295,000	289,758
8% (b)(d)(e)	100,000	102,994
		392,752
Multi-Utilities - 1.8%
Dominion Energy, Inc.:
4.35% (b)(e)	225,000	213,586
4.65% (b)(e)	80,000	78,662
Sempra 4.875% (b)(e)	325,000	324,090
		616,338
TOTAL UTILITIES		2,240,841
TOTAL PREFERRED SECURITIES (Cost $17,082,480)		16,894,410

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $520,619)	520,515	520,619

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $34,605,831)	34,481,671
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(422,088)
NET ASSETS - 100.0%	34,059,583

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,226,371 or 9.5% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	325,515	4,089,339	3,894,235	13,340	-	-	520,619	0.0%
Total	325,515	4,089,339	3,894,235	13,340	-	-	520,619

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	915,420	915,420	-	-
Energy	201,360	201,360	-	-
Financials	5,421,766	4,788,520	633,246	-
Industrials	554,480	554,480	-	-
Real Estate	785,841	785,841	-	-
Utilities	662,231	662,231	-	-

Corporate Bonds	6,626,670	-	6,626,670	-

U.S. Government and Government Agency Obligations	1,898,874	-	1,898,874	-

Preferred Securities	16,894,410	-	16,894,410	-

Money Market Funds	520,619	520,619	-	-
Total Investments in Securities:	34,481,671	8,428,471	26,053,200	-
Fidelity® Preferred Securities & Income ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $34,085,212)	$33,961,052
Fidelity Central Funds (cost $520,619)	520,619

Total Investment in Securities (cost $34,605,831)		$34,481,671
Cash		17,616
Dividends receivable		40,720
Interest receivable		113,192
Distributions receivable from Fidelity Central Funds		2,020
Other receivables		50
Total assets		34,655,269
Liabilities
Payable for investments purchased	$435,000
Distributions payable	144,000
Accrued management fee	16,686
Total Liabilities		595,686
Net Assets		$34,059,583
Net Assets consist of:
Paid in capital		$39,147,209
Total accumulated earnings (loss)		(5,087,626)
Net Assets		$34,059,583
Net Asset Value, offering price and redemption price per share ($34,059,583 ÷ 1,600,000 shares)		$21.29
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$773,253
Interest		185,933
Income from Fidelity Central Funds		13,340
Total Income		972,526
Expenses
Management fee	$96,037
Independent trustees' fees and expenses	83
Total expenses before reductions	96,120
Expense reductions	(163)
Total expenses after reductions		95,957
Net Investment income (loss)		876,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(308,449)
Total net realized gain (loss)		(308,449)
Change in net unrealized appreciation (depreciation) on investment securities		2,247,425
Net gain (loss)		1,938,976
Net increase (decrease) in net assets resulting from operations		$2,815,545
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$876,569	$1,456,762
Net realized gain (loss)	(308,449)	(3,256,717)
Change in net unrealized appreciation (depreciation)	2,247,425	2,451,438
Net increase (decrease) in net assets resulting from operations	2,815,545	651,483
Distributions to shareholders	(851,200)	(1,416,301)
Distributions to shareholders from tax return of capital	-	(195,299)

Total Distributions	(851,200)	(1,611,600)
Share transactions
Proceeds from sales of shares	-	1,002,305
Cost of shares redeemed	-	(1,015,599)

Net increase (decrease) in net assets resulting from share transactions	-	(13,294)
Total increase (decrease) in net assets	1,964,345	(973,411)

Net Assets
Beginning of period	32,095,238	33,068,649
End of period	$34,059,583	$32,095,238

Other Information
Shares
Sold	-	50,000
Redeemed	-	(50,000)

Financial Highlights
Fidelity® Preferred Securities & Income ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.06	$20.67	$25.20	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.548	.937	.886	.170
Net realized and unrealized gain (loss)	1.214	(.510)	(4.485)	.187
Total from investment operations	1.762	.427	(3.599)	.357
Distributions from net investment income	(.532)	(.856)	(.931)	(.157)
Distributions from tax return of capital	-	(.181)	-	-
Total distributions	(.532)	(1.037)	(.931)	(.157)
Net asset value, end of period	$21.29	$20.06	$20.67	$25.20
Total Return D,E,F	8.92%	2.19%	(14.50)%	1.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59%	.59% I
Net investment income (loss)	5.42% I	4.65%	3.98%	3.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$34,060	$32,095	$33,069	$6,300
Portfolio turnover rate J	38% I	50%	21%	-%

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity High Yield Factor ETF and Fidelity Preferred Securities & Income ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Preferred Securities & Income ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity High Yield Factor ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Preferred Securities & Income ETF. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), prior period premium and discount on debt securities, equity debt classifications, redemptions in-kind, partnerships, tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity High Yield Factor ETF	$295,785,897	$4,911,652	$(6,485,032)	$(1,573,380)
Fidelity Preferred Securities & Income ETF	34,632,804	1,408,797	(1,559,930)	(151,133)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity High Yield Factor ETF	$(12,626,744)	$(16,940,925)	$(29,567,669)
Fidelity Preferred Securities & Income ETF	(2,091,775)	(2,456,559)	(4,548,334)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity High Yield Factor ETF	Level 3 Financing, Inc. 1LN note 11% 11/15/29	$93,597	$ -

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Yield Factor ETF	62,002,525	63,791,660
Fidelity Preferred Securities & Income ETF	4,376,145	5,953,632

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity High Yield Factor ETF	48,817,039	46,685,806
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity High Yield Factor ETF	.45%
Fidelity Preferred Securities & Income ETF	.59%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Preferred Securities & Income ETF	$73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity High Yield Factor ETF	$377
Fidelity Preferred Securities & Income ETF	163
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® High Yield Factor ETF	.45%
Actual		$ 1,000	$ 1,057.50	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26

Fidelity® Preferred Securities & Income ETF	.59%
Actual		$ 1,000	$ 1,089.20	$ 3.06
Hypothetical-B		$ 1,000	$ 1,021.93	$ 2.97

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity High Yield Factor ETF
Fidelity Preferred Securities and Income ETF

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board further considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887635.105
HIE-SANN-0424
Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap ETF

Semi-Annual Report
February 29, 2024

Contents

Fidelity® Enhanced International ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Enhanced Large Cap Core ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Enhanced Large Cap Growth ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Enhanced Large Cap Value ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Enhanced Mid Cap ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Enhanced International ETF
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.8
Novartis AG (Switzerland, Pharmaceuticals)	1.7
SAP SE (Germany, Software)	1.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.7
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	1.6
Siemens AG (Germany, Industrial Conglomerates)	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.4
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.3
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	1.3
Nestle SA (Reg. S) (United States of America, Food Products)	1.2
16.1

Market Sectors (% of Fund's net assets)

Financials	17.8
Industrials	16.8
Consumer Discretionary	13.3
Health Care	12.4
Information Technology	11.3
Materials	9.0
Consumer Staples	6.6
Communication Services	4.5
Energy	3.0
Utilities	2.9
Real Estate	1.5

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Enhanced International ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Australia - 5.7%
ANZ Group Holdings Ltd.	357,817	6,616,931
Aristocrat Leisure Ltd.	213,963	6,485,112
BHP Group Ltd.	314,726	8,986,844
Brambles Ltd.	537,129	5,261,447
Cochlear Ltd.	5,053	1,150,116
Commonwealth Bank of Australia	45,058	3,409,381
Fortescue Ltd.	545,836	9,199,793
Glencore PLC	551,906	2,613,561
Goodman Group unit	548,865	10,667,191
Macquarie Group Ltd.	62,568	7,922,767
Medibank Private Ltd.	1,535,097	3,582,149
Northern Star Resources Ltd.	42,530	356,614
Origin Energy Ltd.	291,819	1,705,244
Rio Tinto Ltd. (a)	34,785	2,798,697
Suncorp Group Ltd.	100,448	998,955
Telstra Group Ltd.	2,282,377	5,667,142
Transurban Group unit	75,559	664,995
Wesfarmers Ltd.	52,157	2,259,233
TOTAL AUSTRALIA		80,346,172
Belgium - 0.8%
Ageas	178,910	7,579,944
D'ieteren Group	223	42,901
UCB SA	31,808	3,661,266
TOTAL BELGIUM		11,284,111
China - 1.3%
BOC Hong Kong (Holdings) Ltd.	3,011,000	7,941,395
Prosus NV	248,037	7,235,436
Wilmar International Ltd.	1,025,600	2,530,558
TOTAL CHINA		17,707,389
Denmark - 3.3%
Genmab A/S (b)	24,119	6,749,753
Genmab A/S ADR (b)	53,186	1,476,975
Novo Nordisk A/S:
Series B	300,924	35,767,040
Series B sponsored ADR	28,177	3,374,759
TOTAL DENMARK		47,368,527
Finland - 2.0%
Fortum Corp.	143,516	1,791,545
Kesko Oyj	205,531	3,924,066
Kone OYJ (B Shares)	152,658	7,460,973
Nordea Bank Abp	712,191	8,652,313
UPM-Kymmene Corp.	113,219	3,784,814
Wartsila Corp.	179,851	2,778,704
TOTAL FINLAND		28,392,415
France - 10.3%
Air Liquide SA	79,665	16,178,553
Airbus Group NV	4,138	684,001
AXA SA	31,635	1,124,204
BNP Paribas SA	52,437	3,138,601
Carrefour SA	5,301	88,976
Compagnie de St.-Gobain	135,452	10,423,432
Danone SA	30,212	1,927,188
Edenred SA	39,106	1,935,349
Eiffage SA	45,257	4,923,171
EssilorLuxottica SA	998	211,586
Eurazeo SA	7,303	616,450
Gecina SA	7,119	687,093
Hermes International SCA	5,866	14,664,357
L'Oreal SA	35,150	16,780,236
La Francaise des Jeux SAEM (c)	78,163	3,271,010
Legrand SA	83,739	8,462,228
LVMH Moet Hennessy Louis Vuitton SE	14,306	13,031,310
LVMH Moet Hennessy Louis Vuitton SE ADR	2,075	379,684
Orange SA	150,379	1,723,789
Orange SA ADR	54,513	626,900
Publicis Groupe SA	87,292	9,225,073
Safran SA	39,010	8,166,781
Teleperformance	5,298	655,922
Thales SA	21,274	3,151,182
TotalEnergies SE	294,405	18,770,201
Ubisoft Entertainment SA (b)	92,640	2,122,657
VINCI SA	25,359	3,245,108
Wendel SA	10	978
TOTAL FRANCE		146,216,020
Germany - 8.0%
Allianz SE	11,498	3,154,604
Bayerische Motoren Werke AG (BMW)	27,035	3,191,346
Beiersdorf AG	8,596	1,231,463
Deutsche Bank AG	711,392	9,504,802
Deutsche Borse AG	33,778	7,067,806
DHL Group	564	26,157
E.ON SE	136,343	1,740,316
Fresenius Medical Care AG & Co. KGaA	6,958	266,065
Fresenius SE & Co. KGaA	221,585	6,197,977
GEA Group AG	46,124	1,857,940
Hannover Reuck SE	3,705	950,236
HeidelbergCement AG	86,248	8,361,550
Knorr-Bremse AG	29,016	2,028,397
Mercedes-Benz Group AG:
ADR	49,787	990,761
(Germany)	368	29,289
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,138	12,623,955
Rational AG	1,019	837,015
RWE AG	136,802	4,583,524
SAP SE	121,185	22,643,260
SAP SE sponsored ADR	9,010	1,692,709
Scout24 AG (c)	41,147	2,988,497
Siemens AG	88,571	17,512,396
Siemens AG sponsored ADR	25,652	2,535,957
Talanx AG	17,713	1,263,518
TOTAL GERMANY		113,279,540
Hong Kong - 2.3%
AIA Group Ltd.	1,725,632	14,017,523
AIA Group Ltd. ADR	18,465	595,681
Hang Seng Bank Ltd.	273,100	3,118,352
Hongkong Land Holdings Ltd.	81,400	275,132
Jardine Matheson Holdings Ltd.	118,900	4,983,099
Prudential PLC ADR	23,574	474,073
Sun Hung Kai Properties Ltd.	562,000	5,667,016
Swire Pacific Ltd. (A Shares)	30,500	252,819
WH Group Ltd. (c)	4,837,455	2,916,251
TOTAL HONG KONG		32,299,946
Ireland - 0.6%
AerCap Holdings NV (b)	105,102	8,111,772
Israel - 0.6%
Bank Hapoalim BM (Reg.)	37,292	356,747
Wix.com Ltd. (b)	62,760	8,797,697
TOTAL ISRAEL		9,154,444
Italy - 2.4%
Assicurazioni Generali SpA	110,735	2,623,438
Coca-Cola HBC AG	247,076	7,687,941
Ferrari NV (Italy)	2,448	1,031,597
Intesa Sanpaolo SpA	3,529,347	11,207,055
UniCredit SpA	339,797	11,351,778
UniCredit SpA ADR	21,049	351,097
TOTAL ITALY		34,252,906
Japan - 23.4%
Ajinomoto Co., Inc.	25,100	921,327
Asahi Group Holdings	75,800	2,595,260
Central Japan Railway Co.	185,500	4,663,484
Chubu Electric Power Co., Inc.	508,800	6,334,546
Daiwa Securities Group, Inc.	1,097,948	8,070,562
DENSO Corp.	584,800	10,742,657
Disco Corp.	32,550	10,478,008
Fast Retailing Co. Ltd.	41,242	11,900,540
Fujitsu Ltd.	38,300	5,974,156
Hitachi Ltd.	171,900	14,521,835
Honda Motor Co. Ltd.	958,206	11,389,562
Hoya Corp.	85,984	11,175,282
Itochu Corp.	40,050	1,740,700
Japan Exchange Group, Inc.	78,000	2,036,366
JFE Holdings, Inc.	401,600	6,576,361
Kansai Electric Power Co., Inc.	541,800	6,940,548
Keyence Corp.	6,300	2,943,250
Kintetsu Group Holdings Co. Ltd.	32,700	1,004,644
Koito Manufacturing Co. Ltd.	41,500	524,425
Komatsu Ltd.	71,000	2,058,204
LY Corp.	2,392,922	6,590,432
Makita Corp.	36,200	943,392
Marubeni Corp.	340,600	5,616,083
Mazda Motor Corp.	397,000	4,655,323
Mitsubishi Chemical Holdings Corp.	789,100	4,518,692
Mitsubishi Corp.	648,118	13,855,511
Mitsubishi UFJ Financial Group, Inc.	460,600	4,737,495
Mitsui & Co. Ltd. (a)	268,500	11,736,129
Murata Manufacturing Co. Ltd.	244,400	4,928,103
Nexon Co. Ltd.	194,800	3,152,247
Nidec Corp.	111,300	4,217,551
Nintendo Co. Ltd.	51,308	2,874,781
Nippon Paint Holdings Co. Ltd.	745,400	5,521,389
Nippon Sanso Holdings Corp.	42,400	1,226,862
Nippon Steel & Sumitomo Metal Corp.	145,700	3,610,429
Nippon Telegraph & Telephone Corp.	37,600	45,721
Nissan Motor Co. Ltd.	88,300	346,792
Nissan Motor Co. Ltd. sponsored ADR (a)	86,801	681,388
Nitto Denko Corp.	79,800	7,318,903
Nomura Research Institute Ltd.	10,300	288,829
Ono Pharmaceutical Co. Ltd.	155,500	2,580,603
Oracle Corp. Japan	5,400	413,140
ORIX Corp.	146,700	3,069,623
Otsuka Holdings Co. Ltd.	13,500	547,672
Pan Pacific International Holdings Ltd.	33,800	794,724
Panasonic Holdings Corp.	917,100	8,689,571
Rakuten Group, Inc.	1,488,400	8,140,929
Renesas Electronics Corp.	106,800	1,748,537
Shin-Etsu Chemical Co. Ltd.	320,300	13,645,652
Shin-Etsu Chemical Co. Ltd. ADR (a)	15,800	335,750
Shiseido Co. Ltd.	27,098	731,494
SoftBank Corp.	798,564	10,506,720
Sompo Holdings, Inc.	84,900	4,973,264
Sony Group Corp.	34,436	2,973,413
Subaru Corp.	272,858	6,195,362
Tokyo Electron Ltd.	72,500	17,830,009
Tokyo Gas Co. Ltd.	38,800	848,621
Toyota Motor Corp.	705,561	17,041,331
Toyota Motor Corp. sponsored ADR (a)	12,417	2,986,909
Toyota Tsusho Corp.	129,100	8,330,532
Trend Micro, Inc.	42,900	2,124,969
USS Co. Ltd.	36,700	637,819
Yokogawa Electric Corp.	311,800	6,580,411
TOTAL JAPAN		331,184,824
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	96,760	2,522,426
Eurofins Scientific SA	11,553	689,753
TOTAL LUXEMBOURG		3,212,179
Netherlands - 6.4%
Akzo Nobel NV	13,711	997,901
ASML Holding NV:
(depository receipt)	16,772	15,961,577
(Netherlands)	25,428	23,923,588
BE Semiconductor Industries NV	14,664	2,649,135
Koninklijke Ahold Delhaize NV	161,068	4,790,745
Koninklijke Philips Electronics NV	414,252	8,283,781
NN Group NV	209,366	9,336,427
Shell PLC:
(London)	726,302	22,526,047
rights (b)(d)	720,638	247,899
Wolters Kluwer NV	12,299	1,938,749
TOTAL NETHERLANDS		90,655,849
New Zealand - 0.2%
Meridian Energy Ltd.	580,283	2,112,766
Norway - 0.6%
DNB Bank ASA	268,453	5,365,875
Gjensidige Forsikring ASA	161,501	2,548,423
Salmar ASA	13,229	838,731
TOTAL NORWAY		8,753,029
Singapore - 2.0%
CapitaLand Ascendas REIT	540,500	1,100,643
Genting Singapore Ltd.	2,453,200	1,659,107
Oversea-Chinese Banking Corp. Ltd.	907,700	8,756,231
Sembcorp Industries Ltd.	82,800	313,834
Singapore Technologies Engineering Ltd.	180,500	533,901
Singapore Telecommunications Ltd.	457,600	799,197
STMicroelectronics NV:
(depository receipt)	12,310	561,582
(France)	114,403	5,159,161
United Overseas Bank Ltd.	438,755	9,113,896
TOTAL SINGAPORE		27,997,552
Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	23,953	982,206
Aena SME SA (c)	39,421	7,462,479
Banco Santander SA (Spain)	848,891	3,528,175
CaixaBank SA	954,112	4,300,122
Iberdrola SA	1,075,358	12,343,062
Industria de Diseno Textil SA	262,069	11,615,844
Redeia Corp. SA	4,754	75,530
Telefonica SA	982,528	4,027,848
TOTAL SPAIN		44,335,266
Sweden - 2.5%
Essity AB (B Shares)	65,828	1,534,827
Evolution AB (c)	28,784	3,724,616
Industrivarden AB (A Shares)	67,047	2,285,046
Svenska Handelsbanken AB (A Shares) (a)	763,569	9,118,869
Swedish Orphan Biovitrum AB (b)	224,325	5,509,448
Volvo AB (B Shares)	427,486	11,756,855
Volvo Car AB (b)	459,101	1,672,293
TOTAL SWEDEN		35,601,954
Switzerland - 5.2%
ABB Ltd.:
(Reg.)	224,801	10,350,989
sponsored ADR	75,889	3,493,930
Alcon, Inc. (Switzerland)	61,436	5,222,772
Barry Callebaut AG	504	707,828
BKW AG	4,959	695,331
Clariant AG (Reg.)	27,812	344,053
Compagnie Financiere Richemont SA (a)	7,377	1,179,820
Compagnie Financiere Richemont SA Series A	23,354	3,712,978
Givaudan SA	2,586	10,839,941
Lindt & Spruengli AG (participation certificate)	155	1,896,421
Logitech International SA (Reg.)	94,228	8,308,814
Novartis AG	233,595	23,638,171
Novartis AG sponsored ADR	7,582	765,555
Temenos AG	15,392	1,153,943
UBS Group AG	28,902	823,904
TOTAL SWITZERLAND		73,134,450
United Kingdom - 10.3%
3i Group PLC	109,730	3,418,481
AstraZeneca PLC (United Kingdom)	77,848	9,810,048
Aviva PLC	594,449	3,348,915
BAE Systems PLC	745,514	11,687,994
Barclays PLC sponsored ADR (a)	52,597	447,075
BP PLC	263,652	1,533,246
British American Tobacco PLC:
(United Kingdom)	79,611	2,356,560
sponsored ADR (a)	172,332	5,151,003
BT Group PLC	2,154,876	2,841,144
Bunzl PLC	78,827	3,137,340
Centrica PLC	524,426	833,106
Coca-Cola European Partners PLC	38,879	2,668,266
Diageo PLC sponsored ADR	2,246	338,697
Halma PLC	42,364	1,231,019
Hargreaves Lansdown PLC	217,138	1,996,496
HSBC Holdings PLC:
(United Kingdom)	1,754,047	13,605,850
sponsored ADR (a)	139,406	5,461,927
Imperial Brands PLC	86,099	1,852,498
InterContinental Hotel Group PLC	39,627	4,191,773
InterContinental Hotel Group PLC ADR	40,683	4,359,590
J Sainsbury PLC	248,253	782,171
Land Securities Group PLC	226,645	1,772,638
Lloyds Banking Group PLC	6,403,388	3,764,252
Lloyds Banking Group PLC sponsored ADR	173,637	406,311
London Stock Exchange Group PLC	18,313	2,051,821
National Grid PLC sponsored ADR (a)	16,187	1,079,025
NatWest Group PLC	400,094	1,207,547
NatWest Group PLC sponsored ADR (a)	75,627	468,887
Next PLC	76	7,976
Pearson PLC	451,745	5,477,703
Rolls-Royce Holdings PLC (b)	2,517,741	11,730,531
Sage Group PLC	461,300	7,246,711
Schroders PLC	731,328	3,630,770
Smith & Nephew PLC sponsored ADR (a)	29,473	781,329
Tesco PLC	2,461,382	8,662,323
Tesco PLC Sponsored ADR	30,306	328,214
Unilever PLC	92,057	4,493,010
Vodafone Group PLC	6,442,718	5,621,283
Vodafone Group PLC sponsored ADR (a)	351,797	3,145,065
Whitbread PLC	26,829	1,118,602
Wise PLC (b)	156,162	1,809,198
TOTAL UNITED KINGDOM		145,856,395
United States of America - 7.2%
CRH PLC	43,445	3,605,223
CSL Ltd.	2,047	380,857
GSK PLC	341,842	7,182,868
GSK PLC sponsored ADR	175,716	7,362,500
Holcim AG	139,992	11,413,381
James Hardie Industries PLC CDI (b)	36,154	1,427,631
Monday.com Ltd. (b)	30,543	6,811,394
Nestle SA (Reg. S)	163,583	16,973,343
QIAGEN NV (Germany)	124,785	5,345,478
Roche Holding AG:
(Bearer)	3,144	872,435
(participation certificate)	39,416	10,338,148
Sanofi SA	136,685	12,983,915
Sanofi SA sponsored ADR	53,375	2,553,994
Schneider Electric SA	61,186	13,874,038
Schneider Electric SA ADR (a)	7,117	323,539
TOTAL UNITED STATES OF AMERICA		101,448,744
TOTAL COMMON STOCKS (Cost $1,106,705,908)		1,392,706,250

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Germany - 0.7%
Dr. Ing. h.c. F. Porsche AG Series F (c)	55,457	5,175,041
Volkswagen AG	37,077	5,022,727

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,744,506)		10,197,768

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 5/30/24 (f) (Cost $246,727)	250,000	246,730

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	7,406,478	7,407,960
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	38,152,155	38,155,971
TOTAL MONEY MARKET FUNDS (Cost $45,563,931)		45,563,931

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,164,261,072)	1,448,714,679
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(32,916,798)
NET ASSETS - 100.0%	1,415,797,881

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	69	Mar 2024	7,893,255	228,363	228,363

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,537,894 or 1.8% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $246,730.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,925,982	249,386,745	261,904,767	260,099	-	-	7,407,960	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,181,938	133,266,580	105,292,547	68,307	-	-	38,155,971	0.1%
Total	30,107,920	382,653,325	367,197,314	328,406	-	-	45,563,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	61,958,496	37,640,804	24,317,692	-
Consumer Discretionary	189,230,851	87,119,232	102,111,619	-
Consumer Staples	94,709,397	36,053,024	58,656,373	-
Energy	43,077,393	247,899	42,829,494	-
Financials	251,861,890	137,469,584	114,392,306	-
Health Care	174,880,146	57,279,754	117,600,392	-
Industrials	239,731,293	140,563,148	99,168,145	-
Information Technology	159,450,002	77,243,188	82,206,814	-
Materials	126,185,020	83,762,509	42,422,511	-
Real Estate	20,422,532	14,755,516	5,667,016	-
Utilities	41,396,998	24,470,412	16,926,586	-

Government Obligations	246,730	-	246,730	-

Money Market Funds	45,563,931	45,563,931	-	-
Total Investments in Securities:	1,448,714,679	742,169,001	706,545,678	-
Derivative Instruments: Assets
Futures Contracts	228,363	228,363	-	-
Total Assets	228,363	228,363	-	-
Total Derivative Instruments:	228,363	228,363	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	228,363	0
Total Equity Risk	228,363	0
Total Value of Derivatives	228,363	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Enhanced International ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,814,657) - See accompanying schedule:
Unaffiliated issuers (cost $1,118,697,141)	$1,403,150,748
Fidelity Central Funds (cost $45,563,931)	45,563,931

Total Investment in Securities (cost $1,164,261,072)		$1,448,714,679
Cash		914
Foreign currency held at value (cost $112,565)		112,164
Receivable for investments sold		25,825,043
Receivable for fund shares sold		11,044,426
Dividends receivable		1,599,325
Reclaims receivable		3,293,943
Interest receivable		55
Distributions receivable from Fidelity Central Funds		36,123
Receivable for daily variation margin on futures contracts		16,123
Other receivables		10,612
Total assets		1,490,653,407
Liabilities
Payable for investments purchased
Regular delivery	$36,096,219
Delayed delivery	249,329
Accrued management fee	320,600
Other payables and accrued expenses	33,320
Collateral on securities loaned	38,156,058
Total Liabilities		74,855,526
Net Assets		$1,415,797,881
Net Assets consist of:
Paid in capital		$1,278,697,275
Total accumulated earnings (loss)		137,100,606
Net Assets		$1,415,797,881
Net Asset Value, offering price and redemption price per share ($1,415,797,881 ÷ 51,279,106 shares)		$27.61
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$13,409,637
Interest		38,028
Income from Fidelity Central Funds (including $68,307 from security lending)		328,406
Income before foreign taxes withheld		$13,776,071
Less foreign taxes withheld		(796,304)
Total Income		12,979,767
Expenses
Management fee	$2,762,898
Independent trustees' fees and expenses	3,688
Interest	19,359
Miscellaneous	55,907
Total expenses before reductions	2,841,852
Expense reductions	(107)
Total expenses after reductions		2,841,745
Net Investment income (loss)		10,138,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,613,301
Redemptions in-kind	19,376,262
Foreign currency transactions	221,358
Futures contracts	2,658,851
Total net realized gain (loss)		51,869,772
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	69,873,385
Assets and liabilities in foreign currencies	133,850
Futures contracts	241,593
Total change in net unrealized appreciation (depreciation)		70,248,828
Net gain (loss)		122,118,600
Net increase (decrease) in net assets resulting from operations		$132,256,622

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,138,022	$40,722,351
Net realized gain (loss)	51,869,772	(32,079,780)
Change in net unrealized appreciation (depreciation)	70,248,828	261,209,693
Net increase (decrease) in net assets resulting from operations	132,256,622	269,852,264
Distributions to shareholders	(43,955,486)	(33,763,256)

Share transactions
Proceeds from sales of shares	96,087,384	600,539,896
Reinvestment of distributions	30,814,353	24,033,209
Cost of shares redeemed	(364,517,536)	(600,353,896)

Net increase (decrease) in net assets resulting from share transactions	(237,615,799)	24,219,209
Total increase (decrease) in net assets	(149,314,663)	260,308,217

Net Assets
Beginning of period	1,565,112,544	1,304,804,327
End of period	$1,415,797,881	$1,565,112,544

Other Information
Shares
Sold	3,775,592	26,342,964
Issued in reinvestment of distributions	1,276,109	1,026,385
Redeemed	(14,596,865)	(25,639,395)
Net increase (decrease)	(9,545,164)	1,729,954

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Enhanced International ETF

	Six months ended (Unaudited) February 29, 2024 A	Years ended August 31, 2023 A	2022 A	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$25.73	$22.08	$28.49	$22.68	$22.13	$24.23
Income from Investment Operations
Net investment income (loss) B,C	.19	.64	.76	.62	.47	.74
Net realized and unrealized gain (loss)	2.47	3.58	(6.43)	5.61	.79	(2.35)
Total from investment operations	2.66	4.22	(5.67)	6.23	1.26	(1.61)
Distributions from net investment income	(.78)	(.57)	(.74)	(.42)	(.71)	(.49)
Total distributions	(.78)	(.57)	(.74)	(.42)	(.71)	(.49)
Net asset value, end of period	$27.61	$25.73	$22.08	$28.49	$22.68	$22.13
Total Return D,E,F	10.77%	19.29%	(20.35)%	27.77%	5.55%	(6.51)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.55%	.57%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.41% I	.55%	.57%	.59%	.59%	.59%
Expenses net of all reductions	.41% I	.55%	.57%	.59%	.59%	.59%
Net investment income (loss)	1.47% I	2.69%	2.99%	2.32%	2.13%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,415,798	$1,565,113	$1,304,804	$1,679,091	$1,182,923	$1,505,889
Portfolio turnover rate J	115% I,K	105%	114%	82%	75%	103%

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Enhanced Large Cap Core ETF
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.3
Apple, Inc.	5.8
NVIDIA Corp.	5.1
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.0
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.9
Broadcom, Inc.	1.8
JPMorgan Chase & Co.	1.8
34.9

Market Sectors (% of Fund's net assets)

Information Technology	28.9
Financials	13.5
Health Care	13.1
Consumer Discretionary	10.7
Communication Services	10.6
Industrials	10.4
Consumer Staples	4.5
Energy	2.6
Materials	2.3
Real Estate	1.6
Utilities	0.5

Asset Allocation (% of Fund's net assets)

Futures - 1.1%

Fidelity® Enhanced Large Cap Core ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	458,063	7,755,007
Verizon Communications, Inc.	491,068	19,652,541
		27,407,548
Entertainment - 1.9%
Electronic Arts, Inc.	94,146	13,131,484
Netflix, Inc. (a)	22,032	13,283,533
Spotify Technology SA (a)	42,646	10,934,861
The Walt Disney Co.	67,876	7,573,604
		44,923,482
Interactive Media & Services - 7.0%
Alphabet, Inc.:
Class A (a)	317,873	44,012,696
Class C (a)	345,635	48,312,860
Meta Platforms, Inc. Class A	145,066	71,101,199
		163,426,755
Media - 0.5%
Comcast Corp. Class A	252,825	10,833,551
TOTAL COMMUNICATION SERVICES		246,591,336
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 1.4%
Ford Motor Co.	1,198,714	14,912,002
Tesla, Inc. (a)	87,758	17,716,585
		32,628,587
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	553,060	97,758,886
Diversified Consumer Services - 0.4%
Duolingo, Inc. (a)	36,246	8,662,794
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	72	11,338
Booking Holdings, Inc.	493	1,710,133
Chipotle Mexican Grill, Inc. (a)	6,027	16,205,217
International Game Technology PLC	224,804	6,107,925
McDonald's Corp.	50,821	14,853,962
Starbucks Corp.	37,594	3,567,671
		42,456,246
Household Durables - 0.6%
D.R. Horton, Inc.	6,420	959,405
Lennar Corp. Class A	3,922	621,676
NVR, Inc. (a)	728	5,551,415
Toll Brothers, Inc.	24,881	2,852,358
TopBuild Corp. (a)	1,113	447,849
TRI Pointe Homes, Inc. (a)	91,245	3,228,248
		13,660,951
Specialty Retail - 1.9%
The Home Depot, Inc.	86,111	32,774,708
TJX Companies, Inc.	60,443	5,992,319
Ulta Beauty, Inc. (a)	11,483	6,299,114
		45,066,141
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	4,477	547,313
NIKE, Inc. Class B	14	1,455
Tapestry, Inc.	188,670	8,967,485
		9,516,253
TOTAL CONSUMER DISCRETIONARY		249,749,858
CONSUMER STAPLES - 4.5%
Beverages - 1.1%
Molson Coors Beverage Co. Class B	88,718	5,537,778
PepsiCo, Inc.	7,504	1,240,711
The Coca-Cola Co.	327,956	19,683,919
		26,462,408
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	27,235	20,259,844
Sysco Corp.	68,429	5,540,696
Walmart, Inc.	309,129	18,118,051
		43,918,591
Food Products - 0.3%
Seaboard Corp.	808	2,656,373
The Kraft Heinz Co.	132,398	4,671,001
		7,327,374
Household Products - 1.2%
Colgate-Palmolive Co.	36,746	3,179,264
Kimberly-Clark Corp.	78	9,451
Procter & Gamble Co.	155,932	24,783,832
		27,972,547
TOTAL CONSUMER STAPLES		105,680,920
ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	94,424	2,794,006
Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	18,397	2,796,528
ConocoPhillips Co.	96,074	10,812,168
Coterra Energy, Inc.	86,053	2,218,446
Devon Energy Corp.	295,852	13,035,239
EOG Resources, Inc.	132,545	15,171,101
Exxon Mobil Corp.	103,090	10,774,967
Marathon Petroleum Corp.	8,573	1,450,809
Occidental Petroleum Corp. warrants 8/3/27 (a)	4,716	182,038
Pioneer Natural Resources Co.	2,915	685,579
		57,126,875
TOTAL ENERGY		59,920,881
FINANCIALS - 13.5%
Banks - 2.8%
Bank of America Corp.	706,792	24,398,460
JPMorgan Chase & Co.	220,853	41,091,909
		65,490,369
Capital Markets - 1.9%
Ameriprise Financial, Inc.	15,994	6,515,316
CME Group, Inc.	69,241	15,257,254
Goldman Sachs Group, Inc.	46,278	18,004,456
LPL Financial	10,322	2,765,161
NASDAQ, Inc.	333	18,715
S&P Global, Inc.	3	1,285
Tradeweb Markets, Inc. Class A	15,649	1,655,977
		44,218,164
Consumer Finance - 1.1%
American Express Co.	88,449	19,407,480
Capital One Financial Corp.	36,472	5,018,912
		24,426,392
Financial Services - 5.7%
Berkshire Hathaway, Inc. Class B (a)	107,296	43,926,982
Block, Inc. Class A (a)	160,125	12,725,134
FleetCor Technologies, Inc. (a)	13,169	3,677,707
MasterCard, Inc. Class A	70,384	33,415,508
MGIC Investment Corp.	40,102	797,629
PayPal Holdings, Inc. (a)	252,402	15,229,937
Visa, Inc. Class A	77,961	22,034,897
		131,807,794
Insurance - 2.0%
Brown & Brown, Inc.	6,160	518,734
Hartford Financial Services Group, Inc.	2	192
Marsh & McLennan Companies, Inc.	41,351	8,364,067
MetLife, Inc.	61,501	4,289,080
Progressive Corp.	92,177	17,473,072
Selective Insurance Group, Inc.	22,188	2,318,202
The Travelers Companies, Inc.	63,210	13,966,882
		46,930,229
TOTAL FINANCIALS		312,872,948
HEALTH CARE - 13.1%
Biotechnology - 2.8%
AbbVie, Inc.	99,349	17,490,391
Alkermes PLC (a)	125	3,711
Amgen, Inc.	16,532	4,526,958
Exelixis, Inc. (a)	455,215	9,969,209
Gilead Sciences, Inc.	223,774	16,134,105
Incyte Corp. (a)	204,231	11,918,921
United Therapeutics Corp. (a)	25,883	5,840,240
		65,883,535
Health Care Equipment & Supplies - 1.9%
Becton, Dickinson & Co.	10,076	2,373,402
Edwards Lifesciences Corp. (a)	10,990	932,721
GE Healthcare Holding LLC	36,405	3,323,048
Hologic, Inc. (a)	161,811	11,941,652
IDEXX Laboratories, Inc. (a)	22,816	13,124,448
Lantheus Holdings, Inc. (a)	98,622	6,447,906
Zimmer Biomet Holdings, Inc.	37,717	4,690,486
		42,833,663
Health Care Providers & Services - 3.9%
Centene Corp. (a)	177,218	13,899,208
Cigna Group	27,358	9,196,118
CVS Health Corp.	178,307	13,260,692
Elevance Health, Inc.	35,526	17,807,408
Humana, Inc.	5,072	1,776,823
McKesson Corp.	358	186,665
UnitedHealth Group, Inc.	68,435	33,779,516
		89,906,430
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	39,562	5,434,236
Thermo Fisher Scientific, Inc.	305	173,905
		5,608,141
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	339,073	17,207,955
Eli Lilly & Co.	26,378	19,880,571
Jazz Pharmaceuticals PLC (a)	34,953	4,155,912
Johnson & Johnson	62,850	10,142,733
Merck & Co., Inc.	231,781	29,470,954
Pfizer, Inc.	717,450	19,055,472
		99,913,597
TOTAL HEALTH CARE		304,145,366
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	37,989	16,268,409
Northrop Grumman Corp.	13,948	6,430,307
Textron, Inc.	147,104	13,102,553
The Boeing Co. (a)	34,810	7,091,493
		42,892,762
Commercial Services & Supplies - 1.3%
Cintas Corp.	24,446	15,367,000
Republic Services, Inc.	78,867	14,479,981
		29,846,981
Construction & Engineering - 0.2%
AECOM	43,767	3,887,823
Valmont Industries, Inc.	2,681	568,184
		4,456,007
Electrical Equipment - 1.1%
AMETEK, Inc.	78,521	14,147,914
Eaton Corp. PLC	6,766	1,955,374
Emerson Electric Co.	82,567	8,822,284
EnerSys	6,352	583,622
		25,509,194
Ground Transportation - 2.8%
CSX Corp.	435,911	16,538,463
Norfolk Southern Corp.	11	2,787
Old Dominion Freight Lines, Inc.	17,018	7,530,125
Uber Technologies, Inc. (a)	256,537	20,394,692
Union Pacific Corp.	80,139	20,330,463
		64,796,530
Industrial Conglomerates - 0.6%
3M Co.	154,380	14,221,486
Machinery - 1.9%
AGCO Corp.	22,010	2,414,497
Allison Transmission Holdings, Inc.	15,101	1,137,558
Caterpillar, Inc.	65,140	21,754,154
Deere & Co.	13,703	5,002,280
Donaldson Co., Inc.	397	28,433
PACCAR, Inc.	136,027	15,084,034
		45,420,956
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	109,048	1,709,873
United Airlines Holdings, Inc. (a)	49	2,229
		1,712,102
Professional Services - 0.6%
CACI International, Inc. Class A (a)	6,110	2,290,334
SS&C Technologies Holdings, Inc.	176,130	11,230,049
		13,520,383
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	2	1,947
TOTAL INDUSTRIALS		242,378,348
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 0.3%
Cisco Systems, Inc.	132,728	6,420,053
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	74,525	8,141,111
IT Services - 0.6%
Accenture PLC Class A	957	358,664
Squarespace, Inc. Class A (a)	70,913	2,359,985
Twilio, Inc. Class A (a)	73,339	4,370,271
Wix.com Ltd. (a)	44,917	6,296,465
		13,385,385
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)	18,884	3,635,737
Applied Materials, Inc.	108,406	21,856,818
Broadcom, Inc.	32,967	42,873,254
Cirrus Logic, Inc. (a)	63,760	5,854,443
Intel Corp.	485,373	20,895,308
KLA Corp.	8,650	5,901,895
Lam Research Corp.	2,938	2,756,579
NVIDIA Corp.	148,610	117,568,343
Qorvo, Inc. (a)	66,778	7,649,420
Qualcomm, Inc.	137,133	21,638,216
		250,630,013
Software - 11.0%
Adobe, Inc. (a)	45,143	25,292,720
AppLovin Corp. (a)	1,639	97,881
Cadence Design Systems, Inc. (a)	13,808	4,202,879
DocuSign, Inc. (a)	118,250	6,299,178
Microsoft Corp.	412,010	170,423,810
Palo Alto Networks, Inc. (a)	12	3,727
Pegasystems, Inc.	34,225	2,225,994
RingCentral, Inc. (a)	44,629	1,491,501
Salesforce, Inc.	94,046	29,043,286
Teradata Corp. (a)	309,279	11,635,076
Zoom Video Communications, Inc. Class A (a)	72,313	5,114,698
		255,830,750
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	744,543	134,576,147
NetApp, Inc.	45,987	4,098,361
		138,674,508
TOTAL INFORMATION TECHNOLOGY		673,081,820
MATERIALS - 2.3%
Chemicals - 1.5%
Eastman Chemical Co.	82,100	7,203,454
Ecolab, Inc.	65,422	14,709,482
Linde PLC	13,270	5,955,841
Sherwin-Williams Co.	23,791	7,899,326
		35,768,103
Containers & Packaging - 0.1%
Sealed Air Corp.	53,957	1,881,481
Metals & Mining - 0.7%
Nucor Corp.	77,303	14,865,367
TOTAL MATERIALS		52,514,951
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Crown Castle, Inc.	129,550	14,242,727
Federal Realty Investment Trust (SBI)	7,756	782,193
Invitation Homes, Inc.	28,557	972,937
Public Storage	48,305	13,712,340
Ryman Hospitality Properties, Inc.	58,462	6,926,578
		36,636,775
UTILITIES - 0.5%
Electric Utilities - 0.5%
Allete, Inc.	5,329	301,835
NextEra Energy, Inc.	191,573	10,572,914
		10,874,749
Gas Utilities - 0.0%
UGI Corp.	12	294
Multi-Utilities - 0.0%
Black Hills Corp.	32	1,665
CenterPoint Energy, Inc.	44,604	1,226,610
		1,228,275
TOTAL UTILITIES		12,103,318
TOTAL COMMON STOCKS (Cost $1,616,328,918)		2,295,676,521

U.S. Treasury Obligations - 0.2%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.25% to 5.31% 3/7/24 to 5/30/24 (c) (Cost $3,345,080)	3,350,000	3,345,056

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $70,480,986)	70,466,893	70,480,986

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,690,154,984)	2,369,502,563
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(43,717,265)
NET ASSETS - 100.0%	2,325,785,298

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	97	Mar 2024	24,753,188	1,710,824	1,710,824

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,335,187.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	70,527,060	449,453,361	449,499,435	597,175	-	-	70,480,986	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	1,387,050	23,328,864	24,715,914	790	-	-	-	0.0%
Total	71,914,110	472,782,225	474,215,349	597,965	-	-	70,480,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	246,591,336	246,591,336	-	-
Consumer Discretionary	249,749,858	249,749,858	-	-
Consumer Staples	105,680,920	105,680,920	-	-
Energy	59,920,881	59,920,881	-	-
Financials	312,872,948	312,872,948	-	-
Health Care	304,145,366	304,145,366	-	-
Industrials	242,378,348	242,378,348	-	-
Information Technology	673,081,820	673,081,820	-	-
Materials	52,514,951	52,514,951	-	-
Real Estate	36,636,775	36,636,775	-	-
Utilities	12,103,318	12,103,318	-	-

U.S. Government and Government Agency Obligations	3,345,056	-	3,345,056	-

Money Market Funds	70,480,986	70,480,986	-	-
Total Investments in Securities:	2,369,502,563	2,366,157,507	3,345,056	-
Derivative Instruments: Assets
Futures Contracts	1,710,824	1,710,824	-	-
Total Assets	1,710,824	1,710,824	-	-
Total Derivative Instruments:	1,710,824	1,710,824	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,710,824	0
Total Equity Risk	1,710,824	0
Total Value of Derivatives	1,710,824	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Enhanced Large Cap Core ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,619,673,998)	$2,299,021,577
Fidelity Central Funds (cost $70,480,986)	70,480,986

Total Investment in Securities (cost $1,690,154,984)		$2,369,502,563
Receivable for investments sold		44,886,776
Receivable for fund shares sold		8,599,568
Dividends receivable		2,962,534
Distributions receivable from Fidelity Central Funds		166,760
Receivable for daily variation margin on futures contracts		272,221
Other receivables		4,342
Total assets		2,426,394,764
Liabilities
Payable to custodian bank	$50,398
Payable for investments purchased	54,353,008
Payable for fund shares redeemed	45,864,362
Accrued management fee	329,049
Other payables and accrued expenses	12,653
Total Liabilities		100,609,470
Net Assets		$2,325,785,294
Net Assets consist of:
Paid in capital		$1,567,500,659
Total accumulated earnings (loss)		758,284,635
Net Assets		$2,325,785,294
Net Asset Value, offering price and redemption price per share ($2,325,785,294 ÷ 81,135,453 shares)		$28.67
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$14,684,321
Interest		56,221
Income from Fidelity Central Funds (including $790 from security lending)		597,965
Total Income		15,338,507
Expenses
Management fee	$2,672,849
Independent trustees' fees and expenses	5,013
Interest	3,088
Miscellaneous	35,800
Total expenses before reductions	2,716,750
Expense reductions	(101)
Total expenses after reductions		2,716,649
Net Investment income (loss)		12,621,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,549,204)
Redemptions in-kind	128,420,649
Futures contracts	1,233,547
Total net realized gain (loss)		121,104,992
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	157,245,284
Futures contracts	1,200,375
Total change in net unrealized appreciation (depreciation)		158,445,659
Net gain (loss)		279,550,651
Net increase (decrease) in net assets resulting from operations		$292,172,509

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,621,858	$24,807,007
Net realized gain (loss)	121,104,992	(3,624,422)
Change in net unrealized appreciation (depreciation)	158,445,659	223,258,386
Net increase (decrease) in net assets resulting from operations	292,172,509	244,440,971
Distributions to shareholders	(20,844,331)	(22,292,999)

Share transactions
Proceeds from sales of shares	660,717,939	629,039,473
Reinvestment of distributions	16,466,045	18,530,259
Cost of shares redeemed	(671,041,736)	(1,283,514,169)

Net increase (decrease) in net assets resulting from share transactions	6,142,248	(635,944,437)
Total increase (decrease) in net assets	277,470,426	(413,796,465)

Net Assets
Beginning of period	2,048,314,868	2,462,111,333
End of period	$2,325,785,294	$2,048,314,868

Other Information
Shares
Sold	24,366,892	27,859,340
Issued in reinvestment of distributions	676,837	875,246
Redeemed	(25,773,623)	(58,631,055)
Net increase (decrease)	(729,894)	(29,896,469)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Enhanced Large Cap Core ETF

	Six months ended (Unaudited) February 29, 2024 A	Years ended August 31, 2023 A	2022 A	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$25.02	$22.03	$27.89	$21.60	$18.13	$19.34
Income from Investment Operations
Net investment income (loss) B,C	.16	.29	.29	.26	.29	.32
Net realized and unrealized gain (loss)	3.76	2.96	(2.48)	6.55	3.64	(.32)
Total from investment operations	3.92	3.25	(2.19)	6.81	3.93	-
Distributions from net investment income	(.27)	(.18)	(.43)	(.26)	(.31)	(.29)
Distributions from net realized gain	-	(.10)	(3.24)	(.26)	(.15)	(.93)
Total distributions	(.27)	(.26) D	(3.67)	(.52)	(.46)	(1.21) D
Net asset value, end of period	$28.67	$25.02	$22.03	$27.89	$21.60	$18.13
Total Return E,F,G	15.80%	15.01%	(9.41)%	32.14%	21.97%	.65%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.27% J	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.27% J	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.27% J	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	1.27% J	1.26%	1.18%	1.09%	1.49%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$2,325,785	$2,048,315	$2,462,111	$1,508,781	$1,087,245	$834,635
Portfolio turnover rate K	76% J,L	105%	104%	83%	63%	77%

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

EBased on net asset value.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Enhanced Large Cap Growth ETF
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	11.4
Apple, Inc.	10.6
NVIDIA Corp.	7.7
Amazon.com, Inc.	5.5
Meta Platforms, Inc. Class A	4.7
Alphabet, Inc. Class C	3.1
Alphabet, Inc. Class A	3.1
Broadcom, Inc.	2.7
MasterCard, Inc. Class A	2.0
The Home Depot, Inc.	1.9
52.7

Market Sectors (% of Fund's net assets)

Information Technology	42.1
Communication Services	13.4
Consumer Discretionary	13.2
Health Care	10.7
Financials	7.4
Industrials	6.3
Consumer Staples	2.3
Energy	1.5
Materials	1.3
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Futures - 1%

Fidelity® Enhanced Large Cap Growth ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.4%
Entertainment - 2.5%
Electronic Arts, Inc.	79,981	11,155,750
Netflix, Inc. (a)	49,972	30,129,118
Spotify Technology SA (a)	62,792	16,100,497
		57,385,365
Interactive Media & Services - 10.9%
Alphabet, Inc.:
Class A (a)	529,533	73,319,139
Class C (a)	525,690	73,480,948
Meta Platforms, Inc. Class A	223,448	109,518,568
		256,318,655
TOTAL COMMUNICATION SERVICES		313,704,020
CONSUMER DISCRETIONARY - 13.2%
Automobiles - 1.6%
Tesla, Inc. (a)	185,042	37,356,279
Broadline Retail - 5.8%
Amazon.com, Inc. (a)	730,588	129,138,735
Dillard's, Inc. Class A	2	829
eBay, Inc.	152,139	7,193,132
		136,332,696
Distributors - 0.0%
Genuine Parts Co.	12	1,791
Diversified Consumer Services - 0.7%
Duolingo, Inc. (a)	64,305	15,368,895
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	6,450	22,373,954
Chipotle Mexican Grill, Inc. (a)	7,174	19,289,236
Draftkings Holdings, Inc. (a)	16	693
		41,663,883
Household Durables - 0.7%
NVR, Inc. (a)	1,342	10,233,515
TopBuild Corp. (a)	17,010	6,844,484
		17,077,999
Specialty Retail - 2.6%
The Home Depot, Inc.	120,309	45,790,808
TJX Companies, Inc.	165,628	16,420,360
		62,211,168
TOTAL CONSUMER DISCRETIONARY		310,012,711
CONSUMER STAPLES - 2.3%
Beverages - 0.5%
PepsiCo, Inc.	16,822	2,781,349
The Coca-Cola Co.	129,213	7,755,364
		10,536,713
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	55,021	40,929,572
Sysco Corp.	17,344	1,404,344
		42,333,916
TOTAL CONSUMER STAPLES		52,870,629
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc.	85,449	13,261,685
Devon Energy Corp.	256,631	11,307,162
EOG Resources, Inc.	102,803	11,766,831
Hess Corp.	3	437
		36,336,115
FINANCIALS - 7.4%
Capital Markets - 1.1%
MSCI, Inc.	23,347	13,096,967
Tradeweb Markets, Inc. Class A (b)	113,228	11,981,787
		25,078,754
Consumer Finance - 0.7%
American Express Co.	75,424	16,549,534
Financial Services - 4.6%
Block, Inc. Class A (a)	187,282	14,883,301
MasterCard, Inc. Class A	98,842	46,926,228
PayPal Holdings, Inc. (a)	282,621	17,053,351
Visa, Inc. Class A	101,233	28,612,495
		107,475,375
Insurance - 1.0%
Brown & Brown, Inc.	64,684	5,447,040
Progressive Corp.	100,927	19,131,722
		24,578,762
TOTAL FINANCIALS		173,682,425
HEALTH CARE - 10.7%
Biotechnology - 2.9%
AbbVie, Inc.	160,733	28,297,045
Exelixis, Inc. (a)	582,371	12,753,925
Gilead Sciences, Inc.	156,243	11,265,120
Incyte Corp. (a)	154,361	9,008,508
Sarepta Therapeutics, Inc. (a)	53,611	6,856,847
		68,181,445
Health Care Equipment & Supplies - 1.2%
IDEXX Laboratories, Inc. (a)	28,231	16,239,318
Intuitive Surgical, Inc. (a)	1,269	489,326
Lantheus Holdings, Inc. (a)	190,790	12,473,850
		29,202,494
Health Care Providers & Services - 2.2%
Elevance Health, Inc.	24,871	12,466,589
UnitedHealth Group, Inc.	78,622	38,807,819
		51,274,408
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	56,504	12,742,217
Life Sciences Tools & Services - 0.6%
Medpace Holdings, Inc. (a)	33,980	13,507,730
Thermo Fisher Scientific, Inc.	547	311,888
		13,819,618
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	233,056	11,827,592
Eli Lilly & Co.	58,943	44,424,160
Jazz Pharmaceuticals PLC (a)	23,750	2,823,875
Merck & Co., Inc.	138,435	17,602,010
		76,677,637
TOTAL HEALTH CARE		251,897,819
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	44,824	13,777,553
Lockheed Martin Corp.	47,055	20,150,833
		33,928,386
Commercial Services & Supplies - 0.3%
Cintas Corp.	8,864	5,571,999
MSA Safety, Inc.	6,566	1,209,129
		6,781,128
Construction & Engineering - 0.0%
AECOM	7,543	670,045
Ground Transportation - 2.4%
CSX Corp.	321,581	12,200,783
Uber Technologies, Inc. (a)	334,214	26,570,013
Union Pacific Corp.	69,866	17,724,306
		56,495,102
Industrial Conglomerates - 0.5%
3M Co.	123,478	11,374,793
Machinery - 1.6%
Allison Transmission Holdings, Inc.	28,894	2,176,585
Caterpillar, Inc.	69,470	23,200,201
PACCAR, Inc.	107,406	11,910,251
		37,287,037
Professional Services - 0.0%
Verisk Analytics, Inc.	7	1,693
TOTAL INDUSTRIALS		146,538,184
INFORMATION TECHNOLOGY - 42.1%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	81,035	8,852,263
IT Services - 0.6%
Accenture PLC Class A	24,325	9,116,524
Squarespace, Inc. Class A (a)	123,820	4,120,730
		13,237,254
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc. (a)	13,155	2,532,732
Applied Materials, Inc.	127,750	25,756,955
Broadcom, Inc.	48,083	62,531,461
KLA Corp.	30,960	21,124,008
Monolithic Power Systems, Inc.	20,943	15,079,798
NVIDIA Corp.	229,032	181,191,796
Qualcomm, Inc.	164,415	25,943,043
		334,159,793
Software - 16.3%
Adobe, Inc. (a)	61,682	34,559,191
AppLovin Corp. (a)	57,218	3,417,059
Cadence Design Systems, Inc. (a)	64,177	19,534,195
HubSpot, Inc. (a)	9,971	6,170,155
Intuit, Inc.	5,497	3,643,906
Manhattan Associates, Inc. (a)	49,704	12,591,514
Microsoft Corp.	645,825	267,139,053
Pegasystems, Inc.	5,028	327,021
Qualys, Inc. (a)	2,721	467,631
Salesforce, Inc.	44,965	13,886,091
ServiceNow, Inc. (a)	2,655	2,047,908
Splunk, Inc. (a)	1	156
Teradata Corp. (a)	302,825	11,392,277
Zoom Video Communications, Inc. Class A (a)	95,126	6,728,262
		381,904,419
Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	1,377,966	249,067,355
TOTAL INFORMATION TECHNOLOGY		987,221,084
MATERIALS - 1.3%
Chemicals - 0.8%
CF Industries Holdings, Inc.	37,434	3,021,672
Ecolab, Inc.	69,353	15,593,329
		18,615,001
Metals & Mining - 0.5%
Nucor Corp.	64,571	12,417,003
TOTAL MATERIALS		31,032,004
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	46,715	13,260,987
TOTAL COMMON STOCKS (Cost $1,216,551,307)		2,316,555,978

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.31% 3/14/24 to 5/30/24 (d) (Cost $1,216,024)	1,230,000	1,216,034

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,494,983	1,495,282
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	248,950	248,975
TOTAL MONEY MARKET FUNDS (Cost $1,744,257)		1,744,257

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,219,511,588)	2,319,516,269
NET OTHER ASSETS (LIABILITIES) - 1.0%	24,070,157
NET ASSETS - 100.0%	2,343,586,426

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	95	Mar 2024	24,242,813	100,207	100,207

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,216,034.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	80,138	384,035,650	382,620,506	223,960	-	-	1,495,282	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,142,650	25,027,788	30,921,463	730	-	-	248,975	0.0%
Total	6,222,788	409,063,438	413,541,969	224,690	-	-	1,744,257

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	313,704,020	313,704,020	-	-
Consumer Discretionary	310,012,711	310,012,711	-	-
Consumer Staples	52,870,629	52,870,629	-	-
Energy	36,336,115	36,336,115	-	-
Financials	173,682,425	173,682,425	-	-
Health Care	251,897,819	251,897,819	-	-
Industrials	146,538,184	146,538,184	-	-
Information Technology	987,221,084	987,221,084	-	-
Materials	31,032,004	31,032,004	-	-
Real Estate	13,260,987	13,260,987	-	-

U.S. Government and Government Agency Obligations	1,216,034	-	1,216,034	-

Money Market Funds	1,744,257	1,744,257	-	-
Total Investments in Securities:	2,319,516,269	2,318,300,235	1,216,034	-
Derivative Instruments: Assets
Futures Contracts	100,207	100,207	-	-
Total Assets	100,207	100,207	-	-
Total Derivative Instruments:	100,207	100,207	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	100,207	0
Total Equity Risk	100,207	0
Total Value of Derivatives	100,207	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Enhanced Large Cap Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $243,386) - See accompanying schedule:
Unaffiliated issuers (cost $1,217,767,331)	$2,317,772,012
Fidelity Central Funds (cost $1,744,257)	1,744,257

Total Investment in Securities (cost $1,219,511,588)		$2,319,516,269
Receivable for fund shares sold		22,967,083
Dividends receivable		1,557,670
Distributions receivable from Fidelity Central Funds		31,802
Receivable for daily variation margin on futures contracts		111,755
Other receivables		4,422
Total assets		2,344,189,001
Liabilities
Accrued management fee	$341,048
Other payables and accrued expenses	12,553
Collateral on securities loaned	248,975
Total Liabilities		602,576
Net Assets		$2,343,586,425
Net Assets consist of:
Paid in capital		$1,100,654,203
Total accumulated earnings (loss)		1,242,932,222
Net Assets		$2,343,586,425
Net Asset Value, offering price and redemption price per share ($2,343,586,425 ÷ 81,018,998 shares)		$28.93
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$9,247,256
Interest		51,727
Income from Fidelity Central Funds (including $730 from security lending)		224,690
Total Income		9,523,673
Expenses
Management fee	$2,929,614
Independent trustees' fees and expenses	5,723
Interest	19,184
Miscellaneous	44,897
Total expenses before reductions	2,999,418
Expense reductions	(255)
Total expenses after reductions		2,999,163
Net Investment income (loss)		6,524,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,010,580
Redemptions in-kind	134,153,813
Foreign currency transactions	(628)
Futures contracts	3,349,731
Total net realized gain (loss)		151,513,496
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	201,893,531
Futures contracts	99,997
Total change in net unrealized appreciation (depreciation)		201,993,528
Net gain (loss)		353,507,024
Net increase (decrease) in net assets resulting from operations		$360,031,534

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,524,510	$14,345,783
Net realized gain (loss)	151,513,496	46,418,406
Change in net unrealized appreciation (depreciation)	201,993,528	358,739,553
Net increase (decrease) in net assets resulting from operations	360,031,534	419,503,742
Distributions to shareholders	(15,162,806)	(10,050,462)

Share transactions
Proceeds from sales of shares	535,992,640	1,206,466,982
Reinvestment of distributions	11,773,276	8,894,596
Cost of shares redeemed	(917,492,770)	(882,002,420)

Net increase (decrease) in net assets resulting from share transactions	(369,726,854)	333,359,158
Total increase (decrease) in net assets	(24,858,126)	742,812,438

Net Assets
Beginning of period	2,368,444,551	1,625,632,113
End of period	$2,343,586,425	$2,368,444,551

Other Information
Shares
Sold	20,374,709	56,403,387
Issued in reinvestment of distributions	488,957	467,755
Redeemed	(36,200,883)	(39,305,302)
Net increase (decrease)	(15,337,217)	17,565,840

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Enhanced Large Cap Growth ETF

	Six months ended (Unaudited) February 29, 2024 A	Years ended August 31, 2023 A	2022 A	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$24.58	$20.64	$28.47	$23.10	$16.82	$17.94
Income from Investment Operations
Net investment income (loss) B,C	.08	.15	.12	.12	.13	.17
Net realized and unrealized gain (loss)	4.44	3.91	(4.19)	6.34	6.72	(.13)
Total from investment operations	4.52	4.06	(4.07)	6.46	6.85	.04
Distributions from net investment income	(.17)	(.12)	(.12)	(.13)	(.15)	(.20)
Distributions from net realized gain	(.01)	-	(3.64)	(.96)	(.42)	(.96)
Total distributions	(.17) D	(.12)	(3.76)	(1.09)	(.57)	(1.16)
Net asset value, end of period	$28.93	$24.58	$20.64	$28.47	$23.10	$16.82
Total Return E,F,G	18.53%	19.85%	(16.70)%	29.08%	41.73%	1.28%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.28% J	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.28% J	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.28% J	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	.61% J	.71%	.52%	.47%	.74%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,343,586	$2,368,445	$1,625,632	$1,784,746	$1,417,537	$1,106,497
Portfolio turnover rate K	82% J,L	108%	101%	84%	69%	85%

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GBased on net asset value.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Enhanced Large Cap Value ETF
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	3.5
JPMorgan Chase & Co.	3.1
Procter & Gamble Co.	1.7
Bank of America Corp.	1.7
Exxon Mobil Corp.	1.5
Walmart, Inc.	1.5
Johnson & Johnson	1.4
Intel Corp.	1.4
The Walt Disney Co.	1.2
Merck & Co., Inc.	1.2
18.2

Market Sectors (% of Fund's net assets)

Financials	22.5
Industrials	15.9
Health Care	14.2
Information Technology	9.3
Consumer Staples	7.5
Energy	6.5
Consumer Discretionary	6.4
Communication Services	5.2
Materials	4.3
Real Estate	4.1
Utilities	3.1

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Fidelity® Enhanced Large Cap Value ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	890,953	15,083,834
Verizon Communications, Inc.	402,404	16,104,208
		31,188,042
Entertainment - 1.8%
Electronic Arts, Inc.	46,807	6,528,640
Spotify Technology SA (a)	18,342	4,703,072
The Walt Disney Co.	206,766	23,070,950
		34,302,662
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	810	112,153
Class C (a)	40,000	5,591,200
Meta Platforms, Inc. Class A	14,922	7,313,720
		13,017,073
Media - 1.0%
Comcast Corp. Class A	419,930	17,994,001
Liberty Media Corp. Liberty SiriusXM	9,085	263,283
Liberty Media Corp. Liberty SiriusXM Class A	1,993	58,076
		18,315,360
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	9,703	1,584,500
TOTAL COMMUNICATION SERVICES		98,407,637
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 0.7%
Ford Motor Co.	1,107,002	13,771,105
Broadline Retail - 0.7%
Amazon.com, Inc. (a)	43,701	7,724,589
eBay, Inc.	130,495	6,169,804
		13,894,393
Distributors - 0.1%
Genuine Parts Co.	13,638	2,035,608
Diversified Consumer Services - 0.2%
H&R Block, Inc.	8,299	406,236
Service Corp. International	36,296	2,656,504
		3,062,740
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	8,839	1,391,877
Chipotle Mexican Grill, Inc. (a)	1,696	4,560,154
International Game Technology PLC (b)	255,041	6,929,464
Light & Wonder, Inc. Class A (a)	25,694	2,582,504
McDonald's Corp.	51,376	15,016,177
MGM Resorts International (a)	80,716	3,493,388
Wendy's Co. (b)	117,782	2,133,032
		36,106,596
Household Durables - 2.5%
D.R. Horton, Inc.	54,612	8,161,217
Lennar Corp. Class A	43,033	6,821,161
Mohawk Industries, Inc. (a)	6,800	806,616
NVR, Inc. (a)	748	5,703,926
Taylor Morrison Home Corp. (a)	32,234	1,824,767
Toll Brothers, Inc.	76,619	8,783,602
TopBuild Corp. (a)	25,178	10,131,124
TRI Pointe Homes, Inc. (a)	95,217	3,368,777
Whirlpool Corp.	9,416	1,011,184
		46,612,374
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	45,670	206,428
Specialty Retail - 0.2%
Murphy U.S.A., Inc.	1,795	748,533
The Home Depot, Inc.	796	302,966
TJX Companies, Inc.	24,241	2,403,253
Ulta Beauty, Inc. (a)	1,362	747,139
		4,201,891
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.	29,504	1,402,325
Under Armour, Inc.:
Class A (sub. vtg.) (a)	81,799	732,919
Class C (non-vtg.) (a)	61,739	527,251
		2,662,495
TOTAL CONSUMER DISCRETIONARY		122,553,630
CONSUMER STAPLES - 7.5%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	8,063	2,003,817
Keurig Dr. Pepper, Inc.	127,666	3,818,490
Molson Coors Beverage Co. Class B (b)	99,363	6,202,238
The Coca-Cola Co.	199,378	11,966,668
		23,991,213
Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores, Inc.	638	194,265
Costco Wholesale Corp.	7,544	5,611,906
Kroger Co.	2,625	130,226
Sysco Corp.	22,542	1,825,226
Walmart, Inc.	474,739	27,824,453
		35,586,076
Food Products - 1.1%
Archer Daniels Midland Co.	92,593	4,917,614
Mondelez International, Inc.	15,027	1,098,023
Post Holdings, Inc. (a)	20,531	2,138,509
Seaboard Corp.	229	752,858
The J.M. Smucker Co.	10,606	1,274,523
The Kraft Heinz Co.	321,607	11,346,295
		21,527,822
Household Products - 2.6%
Colgate-Palmolive Co.	133,710	11,568,589
Kimberly-Clark Corp.	20,088	2,434,063
Procter & Gamble Co.	208,925	33,206,540
Spectrum Brands Holdings, Inc. (b)	19,675	1,582,264
The Clorox Co.	9,096	1,394,508
		50,185,964
Tobacco - 0.6%
Altria Group, Inc.	16,484	674,360
Philip Morris International, Inc.	115,492	10,389,660
		11,064,020
TOTAL CONSUMER STAPLES		142,355,095
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	316,028	9,351,269
Schlumberger Ltd.	4,099	198,105
		9,549,374
Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	91,662	13,933,541
ConocoPhillips Co.	119,964	13,500,749
Coterra Energy, Inc.	120,407	3,104,092
Devon Energy Corp.	149,627	6,592,566
Diamondback Energy, Inc.	24,948	4,553,509
EOG Resources, Inc.	134,634	15,410,208
Exxon Mobil Corp.	274,849	28,727,217
Kinder Morgan, Inc.	464,414	8,076,159
Marathon Oil Corp.	119,847	2,906,290
Marathon Petroleum Corp.	23,464	3,970,813
Murphy Oil Corp.	73,916	2,932,248
ONEOK, Inc.	42,835	3,217,765
Phillips 66 Co.	10,676	1,521,437
Pioneer Natural Resources Co.	13,028	3,064,055
Valero Energy Corp.	11,562	1,635,561
		113,146,210
TOTAL ENERGY		122,695,584
FINANCIALS - 22.5%
Banks - 6.2%
Bank of America Corp.	914,498	31,568,471
Bank OZK (b)	42,377	1,856,113
Citigroup, Inc.	33,721	1,871,178
Columbia Banking Systems, Inc.	152,394	2,758,331
Fifth Third Bancorp	60,398	2,074,067
First Horizon National Corp.	43,003	606,342
Hancock Whitney Corp.	6,289	274,200
JPMorgan Chase & Co.	316,883	58,959,251
KeyCorp	198,423	2,831,496
PNC Financial Services Group, Inc.	4,462	656,806
Regions Financial Corp.	8,374	156,008
UMB Financial Corp.	9,918	809,408
United Bankshares, Inc., West Virginia	21,749	754,473
Wells Fargo & Co.	215,230	11,964,636
Wintrust Financial Corp.	6,761	651,422
Zions Bancorporation NA	8,362	329,714
		118,121,916
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	9,254	1,446,493
Bank of New York Mellon Corp.	232,655	13,049,619
BlackRock, Inc. Class A	953	773,207
Charles Schwab Corp.	17,353	1,158,833
CME Group, Inc.	69,456	15,304,630
Coinbase Global, Inc. (a)	4,329	881,211
Federated Hermes, Inc.	101,711	3,583,279
Goldman Sachs Group, Inc.	33,992	13,224,588
Intercontinental Exchange, Inc.	9,219	1,276,094
Jefferies Financial Group, Inc.	45,987	1,923,176
Morgan Stanley	68,704	5,911,292
NASDAQ, Inc.	47,578	2,673,884
Northern Trust Corp.	54,285	4,458,427
Robinhood Markets, Inc. (a)	202,632	3,304,928
S&P Global, Inc.	18,441	7,899,756
State Street Corp.	68,663	5,062,523
Stifel Financial Corp.	25,075	1,902,190
Tradeweb Markets, Inc. Class A	15,023	1,589,734
		85,423,864
Consumer Finance - 1.7%
American Express Co.	79,992	17,551,845
Capital One Financial Corp.	55,521	7,640,245
Discover Financial Services	7,594	916,596
Synchrony Financial	148,461	6,131,439
		32,240,125
Financial Services - 5.9%
Berkshire Hathaway, Inc. Class B (a)	164,624	67,397,060
Block, Inc. Class A (a)	150,262	11,941,321
Euronet Worldwide, Inc. (a)	10,370	1,134,893
Fidelity National Information Services, Inc.	106,863	7,393,851
MasterCard, Inc. Class A	20,994	9,967,111
MGIC Investment Corp. (b)	269,377	5,357,909
PayPal Holdings, Inc. (a)	147,620	8,907,391
		112,099,536
Insurance - 4.2%
Allstate Corp.	36,728	5,858,851
American International Group, Inc.	36,185	2,637,525
Aon PLC	13,625	4,305,364
Assurant, Inc.	15,108	2,741,347
Brown & Brown, Inc.	1,309	110,231
Chubb Ltd.	32,007	8,055,202
Cincinnati Financial Corp.	39,698	4,525,572
Globe Life, Inc.	39,073	4,959,536
Hartford Financial Services Group, Inc.	83,530	8,005,515
Loews Corp.	88,858	6,675,902
MetLife, Inc.	118,559	8,268,305
Progressive Corp.	3,877	734,924
Reinsurance Group of America, Inc.	18,725	3,311,516
Selective Insurance Group, Inc.	9,239	965,291
The Travelers Companies, Inc.	58,744	12,980,074
Unum Group	104,279	5,156,597
Willis Towers Watson PLC	6,663	1,816,400
		81,108,152
TOTAL FINANCIALS		428,993,593
HEALTH CARE - 14.2%
Biotechnology - 2.2%
Alkermes PLC (a)	6,098	181,050
Biogen, Inc. (a)	41,723	9,053,474
Exelixis, Inc. (a)	91,267	1,998,747
Gilead Sciences, Inc.	242,275	17,468,028
Incyte Corp. (a)	99,246	5,791,997
Sarepta Therapeutics, Inc. (a)	34,505	4,413,190
United Therapeutics Corp. (a)	17,445	3,936,290
		42,842,776
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	60,342	7,158,975
Becton, Dickinson & Co.	36,237	8,535,625
Boston Scientific Corp. (a)	57,710	3,820,979
Edwards Lifesciences Corp. (a)	20,184	1,713,016
GE Healthcare Holding LLC	40,899	3,733,261
Hologic, Inc. (a)	78,339	5,781,418
IDEXX Laboratories, Inc. (a)	11,486	6,607,092
Insulet Corp. (a)	2,754	451,656
Integra LifeSciences Holdings Corp. (a)	39,676	1,464,441
Lantheus Holdings, Inc. (a)	17,514	1,145,065
Medtronic PLC	98,073	8,175,365
Zimmer Biomet Holdings, Inc.	98,254	12,218,867
		60,805,760
Health Care Providers & Services - 3.2%
Cardinal Health, Inc.	2,250	251,955
Centene Corp. (a)	165,834	13,006,361
Cigna Group	30,924	10,394,793
CVS Health Corp.	158,532	11,790,025
Elevance Health, Inc.	29,587	14,830,484
Guardant Health, Inc. (a)	3,921	74,499
Humana, Inc.	9,140	3,201,925
McKesson Corp.	10,316	5,378,866
UnitedHealth Group, Inc.	5,877	2,900,887
		61,829,795
Health Care Technology - 0.2%
Teladoc Health, Inc. (a)(b)	193,141	2,912,566
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	14,014	1,924,963
Bio-Rad Laboratories, Inc. Class A (a)	14,098	4,594,256
Danaher Corp.	18,994	4,808,141
		11,327,360
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	366,448	18,597,236
Johnson & Johnson	161,918	26,130,327
Merck & Co., Inc.	180,779	22,986,050
Organon & Co.	147,453	2,567,157
Pfizer, Inc.	782,066	20,771,673
Viatris, Inc.	1,325	16,390
		91,068,833
TOTAL HEALTH CARE		270,787,090
INDUSTRIALS - 15.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	19,497	5,327,555
L3Harris Technologies, Inc.	21,271	4,502,220
Lockheed Martin Corp.	12,035	5,153,868
Moog, Inc. Class A	4,304	645,385
Northrop Grumman Corp.	11,825	5,451,562
RTX Corp.	81,353	7,294,924
Textron, Inc.	131,480	11,710,924
The Boeing Co. (a)	32,463	6,613,362
Woodward, Inc.	32,634	4,617,385
		51,317,185
Air Freight & Logistics - 0.4%
FedEx Corp.	30,038	7,478,561
Building Products - 0.7%
A.O. Smith Corp.	2,933	243,146
Builders FirstSource, Inc. (a)	5,807	1,133,410
Johnson Controls International PLC	114,804	6,804,433
Owens Corning	3,476	520,635
Trane Technologies PLC	16,792	4,734,840
		13,436,464
Commercial Services & Supplies - 1.5%
Cintas Corp.	17,212	10,819,635
MSA Safety, Inc.	13,013	2,396,344
Republic Services, Inc.	74,286	13,638,910
Tetra Tech, Inc.	5,611	994,943
Veralto Corp.	9,137	789,620
		28,639,452
Construction & Engineering - 0.6%
AECOM	100,609	8,937,097
EMCOR Group, Inc.	6,957	2,181,159
Valmont Industries, Inc.	2,722	576,873
		11,695,129
Electrical Equipment - 2.2%
Acuity Brands, Inc.	3,852	967,776
AMETEK, Inc.	46,135	8,312,604
Eaton Corp. PLC	50,593	14,621,377
Emerson Electric Co.	147,826	15,795,208
EnerSys	17,826	1,637,853
		41,334,818
Ground Transportation - 1.7%
CSX Corp.	221,229	8,393,428
Norfolk Southern Corp.	26,491	6,712,290
Union Pacific Corp.	71,876	18,234,222
		33,339,940
Industrial Conglomerates - 1.4%
3M Co.	141,578	13,042,165
General Electric Co.	75,005	11,767,534
Honeywell International, Inc.	7,374	1,465,435
		26,275,134
Machinery - 3.1%
AGCO Corp.	63,503	6,966,279
Allison Transmission Holdings, Inc.	44,977	3,388,117
Caterpillar, Inc.	24,889	8,311,930
CNH Industrial NV	564,641	6,747,460
Deere & Co.	6,927	2,528,701
Donaldson Co., Inc.	20,935	1,499,365
Flowserve Corp.	34,612	1,464,780
Fortive Corp.	20,496	1,744,824
Gates Industrial Corp. PLC (a)	46,066	678,092
Oshkosh Corp.	51,762	5,738,335
PACCAR, Inc.	75,756	8,400,583
Parker Hannifin Corp.	2,740	1,467,133
Westinghouse Air Brake Tech Co.	75,826	10,713,456
		59,649,055
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	52,444	822,322
United Airlines Holdings, Inc. (a)	24,320	1,106,317
		1,928,639
Professional Services - 1.2%
Automatic Data Processing, Inc.	9,550	2,398,292
CACI International, Inc. Class A (a)	18,661	6,995,076
Leidos Holdings, Inc.	47,705	6,099,561
SS&C Technologies Holdings, Inc.	108,265	6,902,976
		22,395,905
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	34,896	2,997,217
Boise Cascade Co.	7,795	1,059,418
Core & Main, Inc. (a)	30,228	1,442,782
		5,499,417
TOTAL INDUSTRIALS		302,989,699
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.5%
Cisco Systems, Inc.	196,404	9,500,061
Extreme Networks, Inc. (a)	12,877	162,765
		9,662,826
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	32,948	3,599,240
Avnet, Inc.	21,977	1,023,908
Belden, Inc.	15,652	1,333,237
Trimble, Inc. (a)	11,410	698,178
		6,654,563
IT Services - 0.9%
IBM Corp.	47,705	8,826,856
Kyndryl Holdings, Inc. (a)	69,354	1,523,707
Twilio, Inc. Class A (a)	100,359	5,980,393
		16,330,956
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	31,656	6,094,730
Applied Materials, Inc.	5,799	1,169,194
Broadcom, Inc.	7,804	10,149,024
Cirrus Logic, Inc. (a)	39,619	3,637,817
Intel Corp.	605,174	26,052,741
Micron Technology, Inc.	132,556	12,010,899
NVIDIA Corp.	13,191	10,435,664
Qorvo, Inc. (a)	97,188	11,132,885
Qualcomm, Inc.	78,077	12,319,770
		93,002,724
Software - 2.2%
Adobe, Inc. (a)	9,914	5,554,616
Aurora Innovation, Inc. (a)	283,424	719,897
DocuSign, Inc. (a)	106,684	5,683,057
NCR Voyix Corp. (a)	4,767	69,646
Oracle Corp.	349	38,976
Salesforce, Inc.	49,384	15,250,767
SolarWinds, Inc. (a)	8,266	98,696
Teradata Corp. (a)	192,164	7,229,210
Workday, Inc. Class A (a)	4,990	1,470,353
Zoom Video Communications, Inc. Class A (a)	84,359	5,966,712
		42,081,930
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	328,416	5,001,776
NetApp, Inc.	49,288	4,392,547
		9,394,323
TOTAL INFORMATION TECHNOLOGY		177,127,322
MATERIALS - 4.3%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	21,363	4,999,797
Corteva, Inc.	118,926	6,364,920
DuPont de Nemours, Inc.	163,186	11,290,839
Eastman Chemical Co.	78,213	6,862,409
Ecolab, Inc.	32,524	7,312,696
Linde PLC	22,281	10,000,158
PPG Industries, Inc.	19,164	2,713,622
Sherwin-Williams Co.	6,850	2,274,406
		51,818,847
Construction Materials - 0.6%
Vulcan Materials Co.	40,711	10,823,019
Containers & Packaging - 0.2%
Sealed Air Corp.	96,769	3,374,335
Metals & Mining - 0.8%
Nucor Corp.	76,713	14,751,910
Steel Dynamics, Inc.	10,811	1,446,728
Worthington Steel, Inc.	7,869	249,133
		16,447,771
TOTAL MATERIALS		82,463,972
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Agree Realty Corp.	23,745	1,304,788
American Homes 4 Rent Class A	157,971	5,846,507
Cousins Properties, Inc.	33,445	762,880
Crown Castle, Inc.	120,905	13,292,296
CubeSmart	28,345	1,236,125
EastGroup Properties, Inc.	4,646	816,256
Equinix, Inc.	799	710,167
Federal Realty Investment Trust (SBI)	94,737	9,554,226
First Industrial Realty Trust, Inc.	53,661	2,844,033
Gaming & Leisure Properties	21,893	995,694
Invitation Homes, Inc.	313,398	10,677,470
Mid-America Apartment Communities, Inc.	25,214	3,168,896
Park Hotels & Resorts, Inc.	129,924	2,156,738
Prologis, Inc.	7,836	1,044,304
Public Storage	22,554	6,402,404
Ryman Hospitality Properties, Inc.	12,380	1,466,782
SBA Communications Corp. Class A	9,985	2,089,162
Terreno Realty Corp.	50,284	3,233,261
VICI Properties, Inc.	147,609	4,417,937
		72,019,926
Real Estate Management & Development - 0.3%
Zillow Group, Inc.:
Class A (a)(b)	37,052	2,003,031
Class C (a)	69,380	3,895,687
		5,898,718
TOTAL REAL ESTATE		77,918,644
UTILITIES - 3.1%
Electric Utilities - 2.0%
Allete, Inc. (b)	650	36,816
Constellation Energy Corp.	26,213	4,415,580
Duke Energy Corp.	15,842	1,454,771
Entergy Corp.	10,584	1,075,017
Evergy, Inc.	48,875	2,421,268
Exelon Corp.	261,622	9,376,532
Hawaiian Electric Industries, Inc. (b)	14,571	177,475
NextEra Energy, Inc.	198,692	10,965,811
OGE Energy Corp. (b)	30,083	990,032
Otter Tail Corp. (b)	6,910	625,079
PG&E Corp.	144,683	2,414,759
Southern Co.	7,324	492,539
Xcel Energy, Inc.	55,429	2,920,554
		37,366,233
Gas Utilities - 0.0%
New Jersey Resources Corp.	11,885	494,535
UGI Corp.	18,806	460,371
		954,906
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	27,033	641,223
Clearway Energy, Inc.:
Class A	15,698	318,041
Class C	105,843	2,307,377
The AES Corp.	44,134	670,837
Vistra Corp.	38,929	2,123,188
		6,060,666
Multi-Utilities - 0.8%
Black Hills Corp.	49,730	2,587,452
CenterPoint Energy, Inc.	77,926	2,142,965
DTE Energy Co.	15,910	1,723,849
NiSource, Inc.	200,833	5,233,708
Public Service Enterprise Group, Inc.	50,213	3,133,291
		14,821,265
TOTAL UTILITIES		59,203,070
TOTAL COMMON STOCKS (Cost $1,707,099,725)		1,885,495,336

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.31% 3/7/24 to 5/30/24 (d) (Cost $1,635,634)	1,640,000	1,635,632

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	35,407,135	35,414,216
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	12,680,133	12,681,401
TOTAL MONEY MARKET FUNDS (Cost $48,095,617)		48,095,617

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,756,830,976)	1,935,226,585
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(31,273,976)
NET ASSETS - 100.0%	1,903,952,609

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	45	Mar 2024	11,483,438	591,952	591,952

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,635,632.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	155,216,114	737,013,394	856,815,292	1,050,318	-	-	35,414,216	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	13,096,389	119,402,642	119,817,630	8,450	-	-	12,681,401	0.0%
Total	168,312,503	856,416,036	976,632,922	1,058,768	-	-	48,095,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	98,407,637	98,407,637	-	-
Consumer Discretionary	122,553,630	122,553,630	-	-
Consumer Staples	142,355,095	142,355,095	-	-
Energy	122,695,584	122,695,584	-	-
Financials	428,993,593	428,993,593	-	-
Health Care	270,787,090	270,787,090	-	-
Industrials	302,989,699	302,989,699	-	-
Information Technology	177,127,322	177,127,322	-	-
Materials	82,463,972	82,463,972	-	-
Real Estate	77,918,644	77,918,644	-	-
Utilities	59,203,070	59,203,070	-	-

U.S. Government and Government Agency Obligations	1,635,632	-	1,635,632	-

Money Market Funds	48,095,617	48,095,617	-	-
Total Investments in Securities:	1,935,226,585	1,933,590,953	1,635,632	-
Derivative Instruments: Assets
Futures Contracts	591,952	591,952	-	-
Total Assets	591,952	591,952	-	-
Total Derivative Instruments:	591,952	591,952	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	591,952	0
Total Equity Risk	591,952	0
Total Value of Derivatives	591,952	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Enhanced Large Cap Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,352,392) - See accompanying schedule:
Unaffiliated issuers (cost $1,708,735,358)	$1,887,130,967
Fidelity Central Funds (cost $48,095,618)	48,095,618

Total Investment in Securities (cost $1,756,830,976)		$1,935,226,585
Receivable for investments sold		39,403,429
Dividends receivable		3,678,467
Distributions receivable from Fidelity Central Funds		57,882
Receivable for daily variation margin on futures contracts		133,614
Other receivables		5,783
Total assets		1,978,505,760
Liabilities
Payable for investments purchased	$36,373,772
Payable for fund shares redeemed	25,197,823
Accrued management fee	281,509
Other payables and accrued expenses	21,647
Collateral on securities loaned	12,678,400
Total Liabilities		74,553,151
Net Assets		$1,903,952,609
Net Assets consist of:
Paid in capital		$1,285,733,604
Total accumulated earnings (loss)		618,219,005
Net Assets		$1,903,952,609
Net Asset Value, offering price and redemption price per share ($1,903,952,609 ÷ 67,978,976 shares)		$28.01
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$31,528,977
Interest		75,602
Income from Fidelity Central Funds (including $8,450 from security lending)		1,058,768
Total Income		32,663,347
Expenses
Management fee	$4,802,566
Independent trustees' fees and expenses	10,429
Interest	4,057
Miscellaneous	48,955
Total expenses before reductions	4,866,007
Expense reductions	(6,129)
Total expenses after reductions		4,859,878
Net Investment income (loss)		27,803,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(60,665,642)
Redemptions in-kind	439,246,047
Futures contracts	(4,305,095)
Total net realized gain (loss)		374,275,310
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(544,942,015)
Futures contracts	51,251
Total change in net unrealized appreciation (depreciation)		(544,890,764)
Net gain (loss)		(170,615,454)
Net increase (decrease) in net assets resulting from operations		$(142,811,985)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,803,469	$104,218,377
Net realized gain (loss)	374,275,310	209,018,224
Change in net unrealized appreciation (depreciation)	(544,890,764)	130,413,938
Net increase (decrease) in net assets resulting from operations	(142,811,985)	443,650,539
Distributions to shareholders	(80,073,002)	(257,200,574)

Share transactions
Proceeds from sales of shares	749,294,989	817,757,697
Reinvestment of distributions	143,727,046	243,302,994
Cost of shares redeemed	(4,297,948,767)	(1,407,138,550)

Net increase (decrease) in net assets resulting from share transactions	(3,404,926,732)	(346,077,859)
Total increase (decrease) in net assets	(3,627,811,719)	(159,627,894)

Net Assets
Beginning of period	5,531,764,328	5,691,392,222
End of period	$1,903,952,609	$5,531,764,328

Other Information
Shares
Sold	32,459,161	32,117,183
Issued in reinvestment of distributions	5,858,095	9,686,875
Redeemed	(180,777,486)	(55,489,324)
Net increase (decrease)	(142,460,230)	(13,685,266)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Enhanced Large Cap Value ETF

	Six months ended (Unaudited) February 29, 2024 A	Years ended August 31, 2023 A	2022 A	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$26.29	$25.40	$30.16	$22.04	$22.36	$24.10
Income from Investment Operations
Net investment income (loss) B,C	.24	.47	.49	.44	.49	.52
Net realized and unrealized gain (loss)	2.29 D	1.59	(1.81)	8.08	-	(.80)
Total from investment operations	2.53	2.06	(1.32)	8.52	.49	(.28)
Distributions from net investment income	(.48)	(.38)	(.58)	(.40)	(.51)	(.54)
Distributions from net realized gain	(.33)	(.79)	(2.86)	-	(.30)	(.94)
Total distributions	(.81)	(1.17)	(3.44)	(.40)	(.81)	(1.46) E
Net asset value, end of period	$28.01	$26.29	$25.40	$30.16	$22.04	$22.36
Total Return F,G,H	10.04%	8.30%	(5.18)%	39.12%	1.95%	(.77)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.32% K	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.32% K	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.32% K	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	1.83% K	1.88%	1.76%	1.65%	2.21%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,903,953	$5,531,764	$5,691,392	$6,187,508	$3,887,139	$3,757,353
Portfolio turnover rate L	103% K,M	88%	112%	75%	81%	94%

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal distributions per share do not sum due to rounding.

FBased on net asset value.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Enhanced Mid Cap ETF
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Trane Technologies PLC	1.1
Amphenol Corp. Class A	1.1
PACCAR, Inc.	1.0
Cintas Corp.	1.0
Block, Inc. Class A	0.9
Nucor Corp.	0.9
IDEXX Laboratories, Inc.	0.9
Simon Property Group, Inc.	0.9
Old Dominion Freight Lines, Inc.	0.9
D.R. Horton, Inc.	0.9
9.6

Market Sectors (% of Fund's net assets)

Industrials	21.5
Financials	14.3
Information Technology	14.2
Consumer Discretionary	11.8
Health Care	9.8
Materials	6.8
Real Estate	5.9
Energy	4.2
Utilities	3.6
Communication Services	2.9
Consumer Staples	2.5

Asset Allocation (% of Fund's net assets)

Futures - 2.3%

Fidelity® Enhanced Mid Cap ETF
Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Entertainment - 2.4%
Electronic Arts, Inc.	85,042	11,861,658
Playtika Holding Corp.	556,556	4,124,080
Roku, Inc. Class A (a)	124,589	7,871,533
Spotify Technology SA (a)	51,623	13,236,653
		37,093,924
Interactive Media & Services - 0.1%
Vimeo, Inc. (a)	276,991	1,326,787
Media - 0.4%
Liberty Media Corp. Liberty SiriusXM	47,570	1,378,579
Liberty Media Corp. Liberty SiriusXM Class A	63,406	1,847,651
News Corp. Class B	48,840	1,367,032
The New York Times Co. Class A	26,511	1,173,907
		5,767,169
TOTAL COMMUNICATION SERVICES		44,187,880
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.5%
Ford Motor Co.	619,174	7,702,525
Broadline Retail - 0.7%
eBay, Inc.	151,067	7,142,448
Etsy, Inc. (a)	58,414	4,187,700
		11,330,148
Distributors - 0.6%
Genuine Parts Co.	60,623	9,048,589
Diversified Consumer Services - 0.7%
ADT, Inc. (b)	65,470	475,312
Duolingo, Inc. (a)	15,106	3,610,334
H&R Block, Inc.	141,800	6,941,110
		11,026,756
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (a)	12,694	1,998,924
Booking Holdings, Inc.	2,069	7,177,009
Chipotle Mexican Grill, Inc. (a)	3,032	8,152,351
Draftkings Holdings, Inc. (a)	76,666	3,321,171
Expedia, Inc. (a)	5,235	716,253
International Game Technology PLC	26,344	715,766
Wendy's Co.	83,873	1,518,940
		23,600,414
Household Durables - 3.4%
D.R. Horton, Inc.	91,381	13,655,977
Lennar Corp. Class A	30,551	4,842,639
NVR, Inc. (a)	1,458	11,118,081
PulteGroup, Inc.	2,268	245,806
Toll Brothers, Inc.	89,771	10,291,347
TopBuild Corp. (a)	24,442	9,834,972
Whirlpool Corp.	11,692	1,255,604
		51,244,426
Specialty Retail - 3.1%
AutoNation, Inc. (a)	35,167	5,268,017
GameStop Corp. Class A (a)(b)	23,460	334,774
Gap, Inc.	319,844	6,057,845
Murphy U.S.A., Inc.	16,881	7,039,546
Ross Stores, Inc.	88,998	13,257,142
Ulta Beauty, Inc. (a)	20,903	11,466,550
Williams-Sonoma, Inc.	19,720	4,644,652
		48,068,526
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	77,300	9,449,925
Tapestry, Inc.	201,740	9,588,702
		19,038,627
TOTAL CONSUMER DISCRETIONARY		181,060,011
CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Molson Coors Beverage Co. Class B	67,570	4,217,719
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores, Inc.	27,438	8,354,597
Grocery Outlet Holding Corp. (a)	58,326	1,504,228
Maplebear, Inc. (NASDAQ)	170,550	5,549,697
		15,408,522
Food Products - 0.3%
Ingredion, Inc.	23,549	2,770,069
Seaboard Corp.	608	1,998,855
The J.M. Smucker Co.	3,475	417,591
		5,186,515
Household Products - 0.8%
Kimberly-Clark Corp.	35,640	4,318,499
Spectrum Brands Holdings, Inc.	17,400	1,399,308
The Clorox Co.	37,885	5,808,149
		11,525,956
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	183,408	2,303,604
TOTAL CONSUMER STAPLES		38,642,316
ENERGY - 4.2%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	59,069	1,747,852
Halliburton Co.	229,195	8,037,869
		9,785,721
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.	65,447	10,157,374
Coterra Energy, Inc.	100,032	2,578,825
Devon Energy Corp.	83,564	3,681,830
Diamondback Energy, Inc.	25,197	4,598,956
Hess Corp.	27,116	3,952,157
Marathon Oil Corp.	252,210	6,116,093
Murphy Oil Corp.	45,657	1,811,213
ONEOK, Inc.	95,034	7,138,954
Phillips 66 Co.	5,957	848,932
Targa Resources Corp.	63,762	6,263,979
The Williams Companies, Inc.	193,925	6,969,665
		54,117,978
TOTAL ENERGY		63,903,699
FINANCIALS - 14.3%
Banks - 0.5%
Columbia Banking Systems, Inc.	81,822	1,480,978
KeyCorp	422,635	6,031,001
		7,511,979
Capital Markets - 6.7%
Ameriprise Financial, Inc.	12,476	5,082,223
Bank of New York Mellon Corp.	240,447	13,486,672
Cboe Global Markets, Inc.	32,441	6,228,672
Janus Henderson Group PLC	26,852	836,708
Jefferies Financial Group, Inc.	3,320	138,842
KKR & Co. LP	7,226	710,027
LPL Financial	23,509	6,297,826
MSCI, Inc.	2,446	1,372,133
NASDAQ, Inc.	173,217	9,734,795
Northern Trust Corp.	97,861	8,037,324
Raymond James Financial, Inc.	72,117	8,677,117
Robinhood Markets, Inc. (a)	657,521	10,724,168
State Street Corp.	134,964	9,950,896
Stifel Financial Corp.	66,266	5,026,939
Tradeweb Markets, Inc. Class A	89,923	9,515,652
XP, Inc. Class A	323,069	7,637,351
		103,457,345
Consumer Finance - 1.0%
Capital One Financial Corp.	15,104	2,078,461
Discover Financial Services	22,018	2,657,573
Synchrony Financial	249,595	10,308,274
		15,044,308
Financial Services - 3.4%
Affirm Holdings, Inc. (a)(b)	155,775	5,844,678
Apollo Global Management, Inc.	3,132	350,158
Block, Inc. Class A (a)	183,669	14,596,175
Euronet Worldwide, Inc. (a)	24,410	2,671,430
FleetCor Technologies, Inc. (a)	15,127	4,224,517
MGIC Investment Corp.	40,920	813,899
PayPal Holdings, Inc. (a)	98,045	5,916,035
The Western Union Co.	546,650	7,330,577
Toast, Inc. (a)(b)	404,729	9,308,767
WEX, Inc. (a)	6,411	1,408,689
		52,464,925
Insurance - 2.7%
Allstate Corp.	13,233	2,110,928
Arch Capital Group Ltd. (a)	36,700	3,214,553
Assurant, Inc.	31,304	5,680,111
Brown & Brown, Inc.	123,408	10,392,188
Reinsurance Group of America, Inc.	38,709	6,845,687
Unum Group	161,828	8,002,395
Willis Towers Watson PLC	18,068	4,925,517
		41,171,379
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp.	25,003	271,033
TOTAL FINANCIALS		219,920,969
HEALTH CARE - 9.8%
Biotechnology - 2.3%
Biogen, Inc. (a)	3,863	838,232
Exelixis, Inc. (a)	366,739	8,031,584
Gilead Sciences, Inc.	60,080	4,331,768
Incyte Corp. (a)	150,776	8,799,287
Karuna Therapeutics, Inc. (a)	226	70,957
Sarepta Therapeutics, Inc. (a)	70,733	9,046,751
United Therapeutics Corp. (a)	21,577	4,868,634
		35,987,213
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)(c)	3,289	9,143
DexCom, Inc. (a)	38,933	4,480,020
Hologic, Inc. (a)	23,396	1,726,625
IDEXX Laboratories, Inc. (a)	24,659	14,184,597
Insulet Corp. (a)	22,687	3,720,668
Zimmer Biomet Holdings, Inc.	63,571	7,905,690
Zimvie, Inc. (a)	17,036	288,760
		32,315,503
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	103,646	11,606,279
Cencora, Inc.	44,200	10,413,520
Centene Corp. (a)	62,822	4,927,129
Cigna Group	5,674	1,907,258
Elevance Health, Inc.	7,380	3,699,225
Humana, Inc.	263	92,134
Molina Healthcare, Inc. (a)	13,425	5,288,242
		37,933,787
Health Care Technology - 0.3%
Teladoc Health, Inc. (a)(b)	172,029	2,594,197
Veeva Systems, Inc. Class A (a)	12,077	2,723,484
		5,317,681
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	138,696	6,468,781
Agilent Technologies, Inc.	29,696	4,079,043
Bruker Corp.	93,952	8,130,606
Mettler-Toledo International, Inc. (a)	4,182	5,215,874
		23,894,304
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	66,886	7,952,745
Organon & Co.	43,965	765,431
Perrigo Co. PLC	66,497	1,746,211
Viatris, Inc.	392,330	4,853,122
		15,317,509
TOTAL HEALTH CARE		150,765,997
INDUSTRIALS - 21.5%
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (a)	39,025	11,995,114
Curtiss-Wright Corp.	10,509	2,482,961
Howmet Aerospace, Inc.	132,664	8,828,789
Textron, Inc.	115,060	10,248,394
TransDigm Group, Inc.	265	312,101
Woodward, Inc.	60,522	8,563,258
		42,430,617
Building Products - 2.4%
Builders FirstSource, Inc. (a)	51,186	9,990,483
Carlisle Companies, Inc.	1,877	656,950
Carrier Global Corp.	81,933	4,553,836
Lennox International, Inc.	550	259,166
Owens Corning	30,177	4,519,911
Trane Technologies PLC	59,670	16,825,149
		36,805,495
Commercial Services & Supplies - 2.0%
Cintas Corp.	24,194	15,208,590
MSA Safety, Inc.	5,327	980,967
Republic Services, Inc.	70,552	12,953,347
Tetra Tech, Inc.	10,667	1,891,472
		31,034,376
Construction & Engineering - 0.4%
AECOM	33,289	2,957,062
EMCOR Group, Inc.	3,936	1,234,015
Valmont Industries, Inc.	6,306	1,336,431
		5,527,508
Electrical Equipment - 3.3%
Acuity Brands, Inc.	6,294	1,581,305
AMETEK, Inc.	74,085	13,348,635
Hubbell, Inc. Class B	27,786	10,577,297
nVent Electric PLC	134,998	9,088,065
Rockwell Automation, Inc.	36,466	10,395,727
Vertiv Holdings Co.	77,887	5,266,719
		50,257,748
Ground Transportation - 1.3%
Old Dominion Freight Lines, Inc.	30,865	13,657,145
XPO, Inc. (a)	47,865	5,759,117
		19,416,262
Machinery - 6.0%
AGCO Corp.	64,413	7,066,106
Allison Transmission Holdings, Inc.	124,574	9,384,159
CNH Industrial NV	73,585	879,341
Cummins, Inc.	35,341	9,492,946
Donaldson Co., Inc.	106,848	7,652,454
Flowserve Corp.	18,554	785,205
Fortive Corp.	127,884	10,886,765
Gates Industrial Corp. PLC (a)	26,842	395,114
Graco, Inc.	47,516	4,336,310
ITT, Inc.	6,746	850,940
Oshkosh Corp.	19,035	2,110,220
PACCAR, Inc.	143,592	15,922,917
Parker Hannifin Corp.	19,990	10,703,646
Westinghouse Air Brake Tech Co.	80,505	11,374,551
		91,840,674
Passenger Airlines - 0.6%
American Airlines Group, Inc. (a)	179,306	2,811,518
United Airlines Holdings, Inc. (a)	158,343	7,203,023
		10,014,541
Professional Services - 1.6%
CACI International, Inc. Class A (a)	23,301	8,734,380
KBR, Inc.	85,609	5,139,108
Leidos Holdings, Inc.	12,605	1,611,675
SS&C Technologies Holdings, Inc.	148,823	9,488,954
		24,974,117
Trading Companies & Distributors - 1.1%
Core & Main, Inc. (a)	130,029	6,206,284
W.W. Grainger, Inc.	10,954	10,663,281
		16,869,565
TOTAL INDUSTRIALS		329,170,903
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 0.0%
Juniper Networks, Inc.	3,823	141,566
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. Class A	148,461	16,217,880
Keysight Technologies, Inc. (a)	71,679	11,060,070
		27,277,950
IT Services - 2.6%
Gartner, Inc. (a)	26,682	12,422,072
GoDaddy, Inc. (a)	57,843	6,602,778
Kyndryl Holdings, Inc. (a)	43,872	963,868
MongoDB, Inc. Class A (a)	7,431	3,325,967
Twilio, Inc. Class A (a)	122,721	7,312,944
Wix.com Ltd. (a)	60,138	8,430,145
		39,057,774
Semiconductors & Semiconductor Equipment - 2.3%
Cirrus Logic, Inc. (a)	88,135	8,092,556
KLA Corp.	5,262	3,590,263
Lattice Semiconductor Corp. (a)	22,792	1,746,095
Monolithic Power Systems, Inc.	16,918	12,181,637
Qorvo, Inc. (a)	83,984	9,620,367
		35,230,918
Software - 7.1%
ANSYS, Inc. (a)	7,379	2,465,840
AppLovin Corp. (a)	167,651	10,012,118
Cadence Design Systems, Inc. (a)	25,846	7,867,005
Crowdstrike Holdings, Inc. (a)	4,975	1,612,646
DocuSign, Inc. (a)	157,142	8,370,954
Dropbox, Inc. Class A (a)	231,871	5,553,310
HubSpot, Inc. (a)	18,639	11,534,000
Manhattan Associates, Inc. (a)	8,542	2,163,945
Nutanix, Inc. Class A (a)	108,285	6,839,281
Palo Alto Networks, Inc. (a)	21,644	6,721,544
Pegasystems, Inc.	94,320	6,134,573
RingCentral, Inc. (a)	208,139	6,956,005
Splunk, Inc. (a)	11,556	1,805,278
Synopsys, Inc. (a)	4,539	2,604,160
Teradata Corp. (a)	203,798	7,666,881
Workday, Inc. Class A (a)	26,291	7,746,906
Zoom Video Communications, Inc. Class A (a)	89,377	6,321,635
Zscaler, Inc. (a)	28,823	6,974,301
		109,350,382
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	252,877	3,851,317
NetApp, Inc.	23,106	2,059,207
		5,910,524
TOTAL INFORMATION TECHNOLOGY		216,969,114
MATERIALS - 6.8%
Chemicals - 2.6%
Axalta Coating Systems Ltd. (a)	70,563	2,309,527
CF Industries Holdings, Inc.	15,696	1,266,981
DuPont de Nemours, Inc.	126,672	8,764,436
Eastman Chemical Co.	104,367	9,157,161
Ecolab, Inc.	17,459	3,925,482
Element Solutions, Inc.	53,266	1,251,751
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	998,849	1,518,250
PPG Industries, Inc.	65,811	9,318,838
The Chemours Co. LLC	119,778	2,356,033
		39,868,459
Construction Materials - 1.8%
Eagle Materials, Inc.	3,419	866,887
Martin Marietta Materials, Inc.	22,875	13,215,116
Vulcan Materials Co.	49,308	13,108,532
		27,190,535
Containers & Packaging - 0.6%
Berry Global Group, Inc.	121,761	7,087,708
Sealed Air Corp.	52,960	1,846,715
		8,934,423
Metals & Mining - 1.8%
Nucor Corp.	74,639	14,353,080
Reliance, Inc.	9,271	2,978,031
Steel Dynamics, Inc.	79,663	10,660,503
		27,991,614
TOTAL MATERIALS		103,985,031
REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Agree Realty Corp.	127,249	6,992,333
American Homes 4 Rent Class A	233,634	8,646,794
Crown Castle, Inc.	32,137	3,533,142
EastGroup Properties, Inc.	5,156	905,858
EPR Properties	32,944	1,353,340
Federal Realty Investment Trust (SBI)	81,668	8,236,218
First Industrial Realty Trust, Inc.	17,810	943,930
Invitation Homes, Inc.	303,588	10,343,243
Park Hotels & Resorts, Inc.	313,042	5,196,497
Public Storage	14,358	4,075,805
Regency Centers Corp.	32,361	2,004,764
Ryman Hospitality Properties, Inc.	16,850	1,996,388
SBA Communications Corp. Class A	20,420	4,272,477
Simon Property Group, Inc.	95,714	14,179,072
VICI Properties, Inc.	198,889	5,952,748
		78,632,609
Real Estate Management & Development - 0.8%
CoStar Group, Inc. (a)	28,162	2,450,939
Zillow Group, Inc.:
Class A (a)	74,016	4,001,305
Class C (a)	85,098	4,778,253
		11,230,497
TOTAL REAL ESTATE		89,863,106
UTILITIES - 3.6%
Electric Utilities - 0.1%
Entergy Corp.	9,427	957,500
Hawaiian Electric Industries, Inc. (b)	32,355	394,084
		1,351,584
Gas Utilities - 0.4%
National Fuel Gas Co.	128,626	6,269,231
UGI Corp.	26,372	645,587
		6,914,818
Independent Power and Renewable Electricity Producers - 1.3%
Brookfield Renewable Corp.	59,058	1,400,856
Clearway Energy, Inc.:
Class A	27,576	558,690
Class C	44,044	960,159
The AES Corp.	330,929	5,030,121
Vistra Corp.	222,084	12,112,461
		20,062,287
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	295,210	8,118,275
Consolidated Edison, Inc.	41,360	3,607,006
NiSource, Inc.	339,730	8,853,364
WEC Energy Group, Inc.	81,940	6,431,471
		27,010,116
TOTAL UTILITIES		55,338,805
TOTAL COMMON STOCKS (Cost $1,203,655,807)		1,493,807,831

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.31% 3/21/24 to 5/30/24 (e) (Cost $1,903,511)	1,920,000	1,903,322

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	9,364,741	9,366,614
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	11,881,840	11,883,029
TOTAL MONEY MARKET FUNDS (Cost $21,249,642)		21,249,643

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,226,808,960)	1,516,960,796
NET OTHER ASSETS (LIABILITIES) - 1.0%	15,702,937
NET ASSETS - 100.0%	1,532,663,733

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	124	Mar 2024	35,868,240	696,032	696,032

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,903,322.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	49,721,554	239,303,438	279,658,378	250,150	-	-	9,366,614	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,170,745	82,806,559	84,094,276	14,705	-	1	11,883,029	0.0%
Total	62,892,299	322,109,997	363,752,654	264,855	-	1	21,249,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	44,187,880	44,187,880	-	-
Consumer Discretionary	181,060,011	181,060,011	-	-
Consumer Staples	38,642,316	38,642,316	-	-
Energy	63,903,699	63,903,699	-	-
Financials	219,920,969	219,920,969	-	-
Health Care	150,765,997	150,756,854	-	9,143
Industrials	329,170,903	329,170,903	-	-
Information Technology	216,969,114	216,969,114	-	-
Materials	103,985,031	103,985,031	-	-
Real Estate	89,863,106	89,863,106	-	-
Utilities	55,338,805	55,338,805	-	-

U.S. Government and Government Agency Obligations	1,903,322	-	1,903,322	-

Money Market Funds	21,249,643	21,249,643	-	-
Total Investments in Securities:	1,516,960,796	1,515,048,331	1,903,322	9,143
Derivative Instruments: Assets
Futures Contracts	696,032	696,032	-	-
Total Assets	696,032	696,032	-	-
Total Derivative Instruments:	696,032	696,032	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	696,032	0
Total Equity Risk	696,032	0
Total Value of Derivatives	696,032	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Enhanced Mid Cap ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,491,801) - See accompanying schedule:
Unaffiliated issuers (cost $1,205,559,318)	$1,495,711,153
Fidelity Central Funds (cost $21,249,642)	21,249,643

Total Investment in Securities (cost $1,226,808,960)		$1,516,960,796
Cash		24,139
Receivable for investments sold		2,776,359
Receivable for fund shares sold		26,148,668
Dividends receivable		1,490,987
Distributions receivable from Fidelity Central Funds		74,548
Receivable for daily variation margin on futures contracts		272,800
Other receivables		4,525
Total assets		1,547,752,822
Liabilities
Payable for fund shares redeemed	$2,905,408
Accrued management fee	281,784
Other payables and accrued expenses	17,781
Collateral on securities loaned	11,884,116
Total Liabilities		15,089,089
Net Assets		$1,532,663,733
Net Assets consist of:
Paid in capital		$1,248,239,230
Total accumulated earnings (loss)		284,424,503
Net Assets		$1,532,663,733
Net Asset Value, offering price and redemption price per share ($1,532,663,733 ÷ 52,516,761 shares)		$29.18
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$11,106,883
Interest		26,411
Income from Fidelity Central Funds (including $14,705 from security lending)		264,855
Total Income		11,398,149
Expenses
Management fee	$2,400,710
Independent trustees' fees and expenses	3,922
Interest	12,560
Miscellaneous	37,496
Total expenses before reductions	2,454,688
Expense reductions	(4,214)
Total expenses after reductions		2,450,474
Net Investment income (loss)		8,947,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,949,732
Redemptions in-kind	56,484,201
Futures contracts	1,447,823
Total net realized gain (loss)		61,881,756
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	114,921,711
Fidelity Central Funds	1
Futures contracts	344,239
Total change in net unrealized appreciation (depreciation)		115,265,951
Net gain (loss)		177,147,707
Net increase (decrease) in net assets resulting from operations		$186,095,382

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,947,675	$19,450,767
Net realized gain (loss)	61,881,756	8,724,420
Change in net unrealized appreciation (depreciation)	115,265,951	111,463,962
Net increase (decrease) in net assets resulting from operations	186,095,382	139,639,149
Distributions to shareholders	(16,844,266)	(57,460,804)

Share transactions
Proceeds from sales of shares	194,331,547	531,911,323
Reinvestment of distributions	14,294,274	54,197,269
Cost of shares redeemed	(481,728,880)	(686,633,472)

Net increase (decrease) in net assets resulting from share transactions	(273,103,059)	(100,524,880)
Total increase (decrease) in net assets	(103,851,943)	(18,346,535)

Net Assets
Beginning of period	1,636,515,676	1,654,862,211
End of period	$1,532,663,733	$1,636,515,676

Other Information
Shares
Sold	7,293,531	21,113,682
Issued in reinvestment of distributions	584,792	2,258,425
Redeemed	(18,819,866)	(27,059,804)
Net increase (decrease)	(10,941,543)	(3,687,697)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Enhanced Mid Cap ETF

	Six months ended (Unaudited) February 29, 2024 A	Years ended August 31, 2023 A	2022 A	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$25.79	$24.65	$32.17	$23.47	$22.59	$25.42
Income from Investment Operations
Net investment income (loss) B,C	.16	.28	.28	.22	.29	.33
Net realized and unrealized gain (loss)	3.53	1.69	(3.81)	9.40	1.50	(1.10)
Total from investment operations	3.69	1.97	(3.53)	9.62	1.79	(.77)
Distributions from net investment income	(.30)	(.23)	(.23)	(.25)	(.34)	(.39)
Distributions from net realized gain	-	(.57)	(3.76)	(.67)	(.59)	(1.69)
Total distributions	(.30)	(.83) D	(3.99)	(.92)	(.91) D	(2.06) D
Net asset value, end of period	$29.18	$25.79	$24.65	$32.17	$23.47	$22.59
Total Return E,F,G	14.44%	8.19%	(12.36)%	41.82%	7.91%	(2.19)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.34% J	.45%	.51%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.34% J	.45%	.51%	.59%	.59%	.59%
Expenses net of all reductions	.34% J	.45%	.51%	.59%	.59%	.59%
Net investment income (loss)	1.22% J	1.12%	1.00%	.77%	1.33%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,532,664	$1,636,516	$1,654,862	$2,042,347	$1,182,253	$1,263,319
Portfolio turnover rate K	88% J,L	104%	116%	70%	73%	90%

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

EBased on net asset value.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF and Fidelity Enhanced Mid Cap ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Enhanced Large Cap Growth ETF is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 17, 2023, each Fidelity Enhanced Index Fund (Predecessor Fund) reorganized into the newly created exchange traded fund (ETF) as noted in the table below. Each Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of each Fund reflect the financial information of each Predecessor Fund through November 17, 2023 (see Merger Information note).

Current ETFs	Former Mutual Funds (Predecessor Funds)
Fidelity Enhanced International ETF	Fidelity International Enhanced Index Fund
Fidelity Enhanced Large Cap Core ETF	Fidelity Large Cap Core Enhanced Index Fund
Fidelity Enhanced Large Cap Growth ETF	Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Enhanced Large Cap Value ETF	Fidelity Large Cap Value Enhanced Index Fund
Fidelity Enhanced Mid Cap ETF	Fidelity Mid Cap Enhanced Index Fund

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts,  ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Enhanced International ETF	$1,167,281,372	$309,791,815	$(28,130,145)	$281,661,670
Fidelity Enhanced Large Cap Core ETF	1,695,849,107	703,138,889	(27,774,609)	675,364,280
Fidelity Enhanced Large Cap Growth ETF	1,221,743,257	1,107,196,002	(9,322,783)	1,097,873,219
Fidelity Enhanced Large Cap Value ETF	1,768,710,573	238,626,654	(71,518,690)	167,107,964
Fidelity Enhanced Mid Cap ETF	1,230,189,209	326,476,068	(39,008,449)	287,467,619

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Large Cap Core Enhanced Index Fund	$(38,240,595)	$-	$(38,240,595)
Fidelity Mid Cap Enhanced Index Fund	(58,232,433)	(4,681,120)	(62,913,553)
Fidelity International Enhanced Index Fund	(174,393,866)	(17,784,456)	(192,178,322)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced International ETF	703,614,037	875,012,936
Fidelity Enhanced Large Cap Core ETF	854,651,819	664,615,727
Fidelity Enhanced Large Cap Growth ETF	812,066,675	825,210,513
Fidelity Enhanced Large Cap Value ETF	1,704,703,577	1,345,472,366
Fidelity Enhanced Mid Cap ETF	561,657,051	637,372,869

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced International ETF	9,848,909	93,099,370
Fidelity Enhanced Large Cap Core ETF	230,631,699	414,137,115
Fidelity Enhanced Large Cap Growth ETF	89,035,610	407,363,959
Fidelity Enhanced Large Cap Value ETF	29,598,917	194,472,421
Fidelity Enhanced Mid Cap ETF	2,708,887	173,914,632

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Growth Enhanced Index Fund	2,858,909	30,168,211	67,930,785
Fidelity Large Cap Value Enhanced Index Fund	154,627,201	408,600,213	3,633,326,017
Fidelity Mid Cap Enhanced Index Fund	1,624,636	10,553,430	40,748,466

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Core Enhanced Index Fund	1,643,260	23,998,066	41,117,535
Fidelity Large Cap Growth Enhanced Index Fund	3,558,843	14,287,867	83,970,422
Fidelity Large Cap Value Enhanced Index Fund	14,611,088	117,706,408	375,867,257
Fidelity Mid Cap Enhanced Index Fund	7,819,926	69,766,859	200,533,885

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fee Rate
Fidelity Enhanced International ETF	.28%
Fidelity Enhanced Large Cap Core ETF	.18%
Fidelity Enhanced Large Cap Growth ETF	.18%
Fidelity Enhanced Large Cap Value ETF	.18%
Fidelity Enhanced Mid Cap ETF	.23%

During the period September 1, 2023 through November 17, 2023, each Predecessor Fund paid an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser paid all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees were reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fee Rate
Fidelity International Enhanced Index Fund	.55%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.45%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Enhanced International ETF	$1,231
Fidelity Enhanced Large Cap Core ETF	572
Fidelity Enhanced Large Cap Growth ETF	851
Fidelity Enhanced Large Cap Value ETF	2,906
Fidelity Enhanced Mid Cap ETF	961

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Enhanced International ETF	Borrower	$ 9,632,077	5.57%	$19,359
Fidelity Enhanced Large Cap Core ETF	Borrower	$ 4,991,000	5.57%	$3,088
Fidelity Enhanced Large Cap Growth ETF	Borrower	$12,409,800	5.57%	$19,184
Fidelity Enhanced Large Cap Value ETF	Borrower	$ 13,109,000	5.57%	$4,057
Fidelity Enhanced Mid Cap ETF	Borrower	$9,026,889	5.57%	$12,560

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced International ETF	1,434,524	16,111,438	1,570,096
Fidelity Enhanced Large Cap Core ETF	12,255,596	19,293,493	(1,661,964)
Fidelity Enhanced Large Cap Growth ETF	25,713,939	13,476,461	(1,254,718)
Fidelity Enhanced Large Cap Value ETF	37,843,508	14,284,152	(3,597,725)
Fidelity Enhanced Mid Cap ETF	10,359,569	5,553,072	456,016

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Enhanced International ETF	6,846
7. Committed Line of Credit.
During the period September 1, 2023 through November 17, 2023, certain Predecessor Funds participated with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit were borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Enhanced International ETF	$6,976	$-	$-
Fidelity Enhanced Large Cap Core ETF	$81	$-	$-
Fidelity Enhanced Large Cap Growth ETF	$63	$-	$-
Fidelity Enhanced Large Cap Value ETF	$784	$28	$-
Fidelity Enhanced Mid Cap ETF	$1,473	$15	$-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Enhanced International ETF	$107
Fidelity Enhanced Large Cap Core ETF	101
Fidelity Enhanced Large Cap Growth ETF	255
Fidelity Enhanced Large Cap Value ETF	6,129
Fidelity Enhanced Mid Cap ETF	4,214

10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

The Board of Trustees approved to change the fiscal year end of the Funds to June 30th effective March 1, 2024.
12. Merger Information.
On November 17, 2023 each Fund (Predecessor Fund) reorganized into a newly created exchange traded fund (ETF) pursuant an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of each Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. Each Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of each Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

Predecessor Funds	New ETFs
Fidelity International Enhanced Index Fund	Fidelity Enhanced International ETF
Fidelity Large Cap Core Enhanced Index Fund	Fidelity Enhanced Large Cap Core ETF
Fidelity Large Cap Growth Enhanced Index Fund	Fidelity Enhanced Large Cap Growth ETF
Fidelity Large Cap Value Enhanced Index Fund	Fidelity Enhanced Large Cap Value ETF
Fidelity Mid Cap Enhanced Index Fund	Fidelity Enhanced Mid Cap ETF

For financial reporting purposes, the assets and liabilities of each Predecessor Fund and shares issued by each ETF were recorded at fair value; however, the cost basis of the investments received from each Predecessor Fund were carried forward and will be utilized for purposes of each ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to each Predecessor Fund or their shareholders. Costs incurred in connection with the reorganization were paid by each Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity International Enhanced Index Fund	1,368,602,643	195,092,188	1,368,248,892	54,730,068	.4057160000
Fidelity Large Cap Core Enhanced Index Fund	1,840,988,775	537,069,093	1,948,361,461	77,934,309	.8388640000
Fidelity Large Cap Growth Enhanced Index Fund	2,012,959,825	875,152,421	2,145,716,375	85,828,689	1.2032280000
Fidelity Large Cap Value Enhanced Index Fund	1,827,644,613	392,942	2,004,099,301	80,163,716	.5729240000
Fidelity Mid Cap Enhanced Index Fund	1,369,301,709	129,571,229	1,460,889,645	58,435,751	.6458920000

Legal Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)

Fidelity Enhanced International ETF	25	1,368,248,917
Fidelity Enhanced Large Cap Core ETF	25	1,948,361,486
Fidelity Enhanced Large Cap Growth ETF	25	2,145,716,400
Fidelity Enhanced Large Cap Value ETF	25	2,004,099,326
Fidelity Enhanced Mid Cap ETF	25	1,460,889,670

Pro forma results of operations of the combined entity for the entire period ended February 29, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

ETF name	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations

Fidelity Enhanced International ETF	$10,973,923	51,869,772	70,248,828	$133,092,523
Fidelity Enhanced Large Cap Core ETF	$13,515,281	121,104,992	158,445,659	$293,065,932
Fidelity Enhanced Large Cap Growth ETF	$7,517,620	151,513,496	201,993,528	$361,024,644
Fidelity Enhanced Large Cap Value ETF	$29,875,874	374,275,310	(544,890,764)	$(140,739,580)
Fidelity Enhanced Mid Cap ETF	$9,669,175	61,881,756	115,265,951	$186,816,882

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Predecessor Fund that has been included in each ETF's Statement of Operations since November 17, 2023.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Enhanced International ETF	.41%
Actual		$ 1,000	$ 1,107.70	$ 2.15
Hypothetical-B		$ 1,000	$ 1,022.82	$ 2.06

Fidelity® Enhanced Large Cap Core ETF	.27%
Actual		$ 1,000	$ 1,158.00	$ 1.45
Hypothetical-B		$ 1,000	$ 1,023.52	$ 1.36

Fidelity® Enhanced Large Cap Growth ETF	.28%
Actual		$ 1,000	$ 1,185.30	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.47	$ 1.41

Fidelity® Enhanced Large Cap Value ETF	.32%
Actual		$ 1,000	$ 1,100.40	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.27	$ 1.61

Fidelity® Enhanced Mid Cap ETF	.34%
Actual		$ 1,000	$ 1,144.40	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.17	$ 1.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Enhanced International ETF
Fidelity Enhanced Large Cap Core ETF
Fidelity Enhanced Large Cap Growth ETF
Fidelity Enhanced Large Cap Value ETF
Fidelity Enhanced Mid Cap ETF

At the June 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the Fidelity funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR and its affiliates under the Advisory Contract and under separate agreements covering pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agent, custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. Each fund will commence operations by acquiring the assets of the relevant acquired fund in a reorganization, and each acquired fund is to be the accounting survivor after the reorganization. Therefore, the Trustees were provided with performance information for the relevant acquired fund. The Board considered FMR's proprietary enhanced index investment methodology, which the Board is familiar with through its supervision of the Fidelity Enhanced Index funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contract should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered each fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that each fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.

Based on its review, the Board concluded that each fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund will commence operations by acquiring the assets of the relevant acquired fund in a reorganization, and each acquired fund is to be the accounting survivor after the reorganization. The revenue, cost, or profitability data for the relevant acquired fund was available for the Board to review in respect of each fund.

Economies of Scale. The Board considered economies of scale based on the operating experience of the relevant acquired fund to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with converting a mutual fund into an exchange-traded fund, the management fee for each fund was set at a level normally associated, by comparison with competitors, with very high fund net assets. The Board also considered Fidelity's assertion that the level of each fund's fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9910054.100
EIE-SANN-0424
Fidelity® Sustainable High Yield ETF

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Hilton Domestic Operating Company, Inc.	2.6
Block, Inc.	2.2
NOVA Chemicals Corp	2.0
Clear Channel Outdoor Holdings, Inc.	1.8
FMG Resources Pty Ltd.	1.8
Royal Caribbean Cruises Ltd.	1.8
Stericycle, Inc.	1.8
Uber Technologies, Inc.	1.7
Tenet Healthcare Corp.	1.6
MPT Operating Partnership LP/MPT Finance Corp.	1.5
18.8

Market Sectors (% of Fund's net assets)

Technology	12.1
Energy	11.2
Services	8.7
Healthcare	6.9
Homebuilders/Real Estate	6.4

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 96.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.0%
Broadcasting - 0.9%
DISH Network Corp.:
0% 12/15/25	14,000	10,143
2.375% 3/15/24	68,000	66,898
3.375% 8/15/26	106,000	62,673
		139,714
Energy - 0.3%
NextEra Energy Partners LP 2.5% 6/15/26 (b)	46,000	41,400
Sunnova Energy International, Inc. 0.25% 12/1/26	10,000	5,002
		46,402
Homebuilders/Real Estate - 0.2%
Redfin Corp. 0.5% 4/1/27	61,000	34,829
Super Retail - 0.1%
Wayfair LLC 0.625% 10/1/25	12,000	11,070
Technology - 0.5%
MicroStrategy, Inc. 0% 2/15/27	18,000	18,605
Seagate HDD Cayman 3.5% 6/1/28 (b)	9,000	11,276
Western Digital Corp. 3% 11/15/28 (b)	10,000	13,200
Wolfspeed, Inc. 1.875% 12/1/29	63,000	32,823
		75,904
Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)	9,000	8,991
TOTAL CONVERTIBLE BONDS		316,910
Nonconvertible Bonds - 94.4%
Aerospace - 1.4%
ATI, Inc. 4.875% 10/1/29	50,000	45,911
Bombardier, Inc. 6% 2/15/28 (b)	120,000	116,493
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	15,000	16,070
TransDigm, Inc.:
4.875% 5/1/29	25,000	22,963
6.375% 3/1/29 (b)	10,000	10,045
6.625% 3/1/32 (b)	10,000	10,062
		221,544
Air Transportation - 0.9%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)	15,000	14,156
Rand Parent LLC 8.5% 2/15/30 (b)	121,000	117,511
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	10,000	7,233
		138,900
Automotive & Auto Parts - 1.2%
Champions Financing, Inc. 8.75% 2/15/29 (b)	41,000	41,880
Ford Motor Credit Co. LLC 4.687% 6/9/25	25,000	24,647
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	12,000	12,477
8.375% 5/1/28 (b)	10,000	10,475
McLaren Finance PLC 7.5% 8/1/26 (b)	5,000	4,350
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)	44,000	19,203
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)	80,000	76,127
		189,159
Banks & Thrifts - 0.5%
Ally Financial, Inc. 5.75% 11/20/25	39,000	38,806
UniCredit SpA:
5.459% 6/30/35 (b)(c)	3,000	2,772
5.861% 6/19/32 (b)(c)	10,000	9,692
Western Alliance Bancorp. 3% 6/15/31 (c)	41,000	35,957
		87,227
Broadcasting - 2.4%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	153,000	143,061
7.5% 6/1/29 (b)	6,000	4,965
9% 9/15/28 (b)	140,000	146,020
DISH Network Corp. 11.75% 11/15/27 (b)	20,000	20,852
Univision Communications, Inc.:
7.375% 6/30/30 (b)	61,000	58,918
8% 8/15/28 (b)	15,000	15,080
		388,896
Building Materials - 0.9%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)	25,000	24,999
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	24,000	24,130
Builders FirstSource, Inc. 6.375% 3/1/34 (b)	10,000	9,977
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)	60,000	54,075
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	25,000	24,944
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	5,000	4,863
		142,988
Cable/Satellite TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	75,000	56,074
4.75% 3/1/30 (b)	25,000	21,267
4.75% 2/1/32 (b)	145,000	116,982
5.5% 5/1/26 (b)	40,000	39,301
CSC Holdings LLC:
3.375% 2/15/31 (b)	125,000	88,241
4.625% 12/1/30 (b)	110,000	61,175
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	50,000	47,193
DISH DBS Corp. 5.75% 12/1/28 (b)	8,000	5,540
Ziggo Bond Co. BV 6% 1/15/27 (b)	5,000	4,888
		440,661
Capital Goods - 0.8%
Chart Industries, Inc. 9.5% 1/1/31 (b)	112,000	120,329
Vertical Holdco GmbH 7.625% 7/15/28 (b)	14,000	13,698
		134,027
Chemicals - 5.7%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)	20,000	17,774
Consolidated Energy Finance SA 12% 2/15/31 (b)	20,000	20,442
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	15,750	13,220
Methanex Corp. 5.65% 12/1/44	132,000	111,875
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	101,000	83,541
5.25% 6/1/27 (b)	120,000	111,146
8.5% 11/15/28 (b)	104,000	109,809
9% 2/15/30 (b)	10,000	10,032
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29 (b)	135,000	119,746
9.75% 11/15/28 (b)	35,000	37,189
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	15,000	13,639
The Chemours Co. LLC 4.625% 11/15/29 (b)	248,000	203,925
Tronox, Inc. 4.625% 3/15/29 (b)	73,000	64,615
		916,953
Consumer Products - 0.5%
Kohl's Corp. 4.25% 7/17/25	40,000	38,865
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)	50,000	48,154
		87,019
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25 (b)	20,000	19,778
5.25% 8/15/27 (b)	11,000	7,976
Ball Corp. 6% 6/15/29	8,000	8,039
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	75,000	73,376
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)	38,000	36,755
LABL, Inc.:
6.75% 7/15/26 (b)	25,000	24,246
10.5% 7/15/27 (b)	8,000	7,767
OI European Group BV 4.75% 2/15/30 (b)	20,000	18,412
		196,349
Diversified Financial Services - 3.9%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	50,000	49,585
Coinbase Global, Inc. 3.625% 10/1/31 (b)	28,000	21,922
FLY Leasing Ltd. 7% 10/15/24 (b)	3,000	2,940
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	15,000	15,244
8% 2/15/27 (b)	89,000	91,222
8% 6/15/28 (b)	60,000	62,075
Gn Bondco LLC 9.5% 10/15/31 (b)	6,000	5,940
Hightower Holding LLC 6.75% 4/15/29 (b)	25,000	23,462
HTA Group Ltd. 7% 12/18/25 (b)	41,000	40,626
OneMain Finance Corp.:
3.5% 1/15/27	50,000	46,024
3.875% 9/15/28	155,000	135,423
9% 1/15/29	45,000	47,261
SLM Corp. 4.2% 10/29/25	36,000	34,909
StoneX Group, Inc. 7.875% 3/1/31 (b)(e)	50,000	50,638
		627,271
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)	15,000	15,655
Energy - 10.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)	93,000	90,681
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	105,000	95,949
California Resources Corp. 7.125% 2/1/26 (b)	162,000	162,854
CGG SA 8.75% 4/1/27 (b)	67,000	59,763
CNX Midstream Partners LP 4.75% 4/15/30 (b)	60,000	52,491
CNX Resources Corp.:
6% 1/15/29 (b)	50,000	48,057
7.25% 3/1/32 (b)	20,000	19,931
7.375% 1/15/31 (b)	5,000	5,041
CVR Energy, Inc. 5.75% 2/15/28 (b)	20,000	18,564
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)(e)	15,000	15,016
Energean PLC 6.5% 4/30/27 (b)	40,000	36,488
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	77,000	75,892
Harbour Energy PLC 5.5% 10/15/26 (b)	10,000	9,747
MEG Energy Corp. 5.875% 2/1/29 (b)	110,000	107,246
Murphy Oil Corp. 6.375% 7/15/28	44,000	44,057
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	158,000	152,555
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.375% 2/15/32 (b)	5,000	5,079
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	48,000	48,606
Oceaneering International, Inc. 6% 2/1/28	90,000	88,500
Permian Resources Operating LLC 5.875% 7/1/29 (b)	73,000	71,175
Prairie Acquiror LP 9% 8/1/29 (b)(e)	10,000	10,076
Southwestern Energy Co. 5.375% 3/15/30	20,000	19,116
Sunnova Energy Corp. 5.875% 9/1/26 (b)	155,000	125,992
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	233,000	215,233
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	57,000	56,259
Talos Production, Inc.:
9% 2/1/29 (b)	15,000	15,331
9.375% 2/1/31 (b)	15,000	15,494
		1,665,193
Environmental - 3.2%
Covanta Holding Corp. 4.875% 12/1/29 (b)	256,000	223,717
Darling Ingredients, Inc. 6% 6/15/30 (b)	5,000	4,927
Stericycle, Inc.:
3.875% 1/15/29 (b)	235,000	211,481
5.375% 7/15/24 (b)	70,000	69,965
		510,090
Food & Drug Retail - 1.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	142,000	134,928
4.875% 2/15/30 (b)	65,000	61,016
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	43,000	17,415
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	25,000	21,332
		234,691
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (b)	14,000	11,091
KeHE Distributor / Nextwave 9% 2/15/29 (b)	30,000	30,088
Performance Food Group, Inc. 4.25% 8/1/29 (b)	20,000	18,151
Post Holdings, Inc.:
4.5% 9/15/31 (b)	49,000	43,625
4.625% 4/15/30 (b)	20,000	18,198
6.25% 2/15/32 (b)	30,000	30,155
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	68,000	59,363
U.S. Foods, Inc. 4.625% 6/1/30 (b)	79,000	72,389
		283,060
Healthcare - 6.7%
AdaptHealth LLC 5.125% 3/1/30 (b)	106,000	88,643
Akumin, Inc. 8% 8/1/28 (b)	30,000	24,750
Cano Health, Inc. 6.25% (b)(f)	29,000	290
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)	10,000	9,021
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	104,000	79,140
5.25% 5/15/30 (b)	130,000	103,718
6.875% 4/15/29 (b)	33,000	21,057
8% 3/15/26 (b)	17,000	16,831
10.875% 1/15/32 (b)	8,000	8,146
DaVita, Inc. 3.75% 2/15/31 (b)	67,000	54,979
Encompass Health Corp. 4.625% 4/1/31	49,000	44,353
IQVIA, Inc.:
5% 10/15/26 (b)	10,000	9,774
5% 5/15/27 (b)	30,000	29,206
Jazz Securities DAC 4.375% 1/15/29 (b)	20,000	18,426
Modivcare, Inc. 5.875% 11/15/25 (b)	55,000	53,702
Omega Healthcare Investors, Inc. 3.25% 4/15/33	17,000	13,532
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)	93,000	79,712
Owens & Minor, Inc. 6.625% 4/1/30 (b)	20,000	19,326
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	82,000	73,700
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(c)	16,000	15,380
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29 (b)	62,000	49,431
9.875% 8/15/30 (b)	10,000	10,375
Tenet Healthcare Corp. 6.125% 10/1/28	260,000	257,075
		1,080,567
Homebuilders/Real Estate - 6.2%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	29,000	26,280
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	16,000	14,840
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	113,000	105,664
6% 4/15/25 (b)	39,000	38,604
8% 6/15/27 (b)	5,000	5,192
Howard Hughes Corp. 4.375% 2/1/31 (b)	217,000	184,861
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	40,000	29,795
5% 10/15/27	255,000	208,606
Railworks Holdings LP 8.25% 11/15/28 (b)	30,000	29,798
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	1,000	700
Rithm Capital Corp. 6.25% 10/15/25 (b)	50,000	49,354
Starwood Property Trust, Inc. 3.75% 12/31/24 (b)	70,000	68,599
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	156,000	147,241
TRI Pointe Homes, Inc. 5.25% 6/1/27	40,000	39,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (b)	45,000	46,579
		995,113
Hotels - 2.6%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)	492,000	420,286
Insurance - 0.1%
AssuredPartners, Inc. 7.5% 2/15/32 (b)	15,000	14,741
Leisure - 2.2%
Amer Sports Co. 6.75% 2/16/31 (b)	15,000	14,928
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	30,000	27,000
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	35,000	30,188
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	99,000	97,099
5.5% 4/1/28 (b)	155,000	152,166
6.25% 3/15/32 (b)(e)	35,000	35,100
		356,481
Metals/Mining - 5.1%
Eldorado Gold Corp. 6.25% 9/1/29 (b)	35,000	32,795
ERO Copper Corp. 6.5% 2/15/30 (b)	75,000	70,350
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	15,000	14,290
7.5% 4/1/25 (b)	2,000	1,979
9.375% 3/1/29 (b)	200,000	207,263
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)	290,000	286,566
HudBay Minerals, Inc. 6.125% 4/1/29 (b)	29,000	28,456
IAMGOLD Corp. 5.75% 10/15/28 (b)	96,000	85,387
Mineral Resources Ltd. 8.5% 5/1/30 (b)	95,000	97,566
		824,652
Paper - 2.0%
Berry Global, Inc. 5.625% 7/15/27 (b)	190,000	187,322
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)	81,000	80,532
Domtar Corp. 6.75% 10/1/28 (b)	30,000	27,714
Mercer International, Inc. 5.125% 2/1/29	40,000	34,461
		330,029
Publishing/Printing - 0.2%
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)	29,000	26,463
Restaurants - 1.0%
Yum! Brands, Inc. 4.625% 1/31/32	185,000	169,832
Services - 8.5%
AECOM 5.125% 3/15/27	190,000	186,116
APX Group, Inc. 5.75% 7/15/29 (b)	40,000	38,037
Aramark Services, Inc. 5% 2/1/28 (b)	40,000	38,333
Artera Services LLC 8.5% 2/15/31 (b)	90,000	91,940
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)	37,000	33,686
5.75% 7/15/27 (b)	86,000	81,945
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	107,000	113,787
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	50,000	49,542
Hertz Corp. 4.625% 12/1/26 (b)	106,000	93,832
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	19,000	18,887
Life Time, Inc.:
5.75% 1/15/26 (b)	26,000	25,782
8% 4/15/26 (b)	100,000	100,915
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	55,000	51,563
Sotheby's 7.375% 10/15/27 (b)	30,000	28,816
Staples, Inc. 10.75% 4/15/27 (b)	20,000	18,050
StoneMor, Inc. 8.5% 5/15/29 (b)	73,000	52,980
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	268,000	250,936
8% 11/1/26 (b)	20,000	20,352
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	80,000	77,600
		1,373,099
Steel - 0.1%
ATI, Inc. 7.25% 8/15/30	16,000	16,446
Super Retail - 2.5%
At Home Group, Inc. 4.875% 7/15/28 (b)	30,000	12,600
Bath & Body Works, Inc. 6.75% 7/1/36	72,000	70,763
Carvana Co.:
4.875% 9/1/29 (b)	25,000	16,750
12% 12/1/28 pay-in-kind (b)(c)	9,492	9,123
13% 6/1/30 pay-in-kind (b)(c)	19,829	18,538
14% 6/1/31 pay-in-kind (b)(c)	25,530	24,840
EG Global Finance PLC 12% 11/30/28 (b)	35,000	36,951
Hanesbrands, Inc. 4.875% 5/15/26 (b)	16,000	15,440
LBM Acquisition LLC 6.25% 1/15/29 (b)	50,000	45,044
Michaels Companies, Inc. 5.25% 5/1/28 (b)	70,000	54,348
Nordstrom, Inc. 4.375% 4/1/30	30,000	26,505
Sally Holdings LLC 6.75% 3/1/32	15,000	14,957
Staples, Inc. 7.5% 4/15/26 (b)	16,000	15,383
Upbound Group, Inc. 6.375% 2/15/29 (b)	50,000	47,856
		409,098
Technology - 11.3%
Atkore, Inc. 4.25% 6/1/31 (b)	45,000	39,531
Block, Inc. 3.5% 6/1/31	412,000	351,466
Cloud Software Group, Inc. 9% 9/30/29 (b)	35,000	32,666
Elastic NV 4.125% 7/15/29 (b)	90,000	80,841
Entegris, Inc.:
3.625% 5/1/29 (b)	60,000	53,100
5.95% 6/15/30 (b)	174,000	170,616
Gen Digital, Inc.:
5% 4/15/25 (b)	90,000	89,100
7.125% 9/30/30 (b)	48,000	49,038
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	235,000	209,239
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	5,000	3,970
MicroStrategy, Inc. 6.125% 6/15/28 (b)	10,000	9,642
NCR Voyix Corp. 5.125% 4/15/29 (b)	45,000	41,723
ON Semiconductor Corp. 3.875% 9/1/28 (b)	24,000	21,949
Open Text Corp.:
3.875% 2/15/28 (b)	30,000	27,566
3.875% 12/1/29 (b)	89,000	78,664
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	10,000	8,829
4.125% 12/1/31 (b)	18,000	15,407
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)	15,000	6,039
Seagate HDD Cayman:
4.125% 1/15/31	30,000	26,351
4.75% 1/1/25	102,000	100,548
5.75% 12/1/34	15,000	14,418
8.25% 12/15/29 (b)	33,000	35,360
Sensata Technologies BV:
4% 4/15/29 (b)	30,000	27,208
5% 10/1/25 (b)	211,000	209,032
TTM Technologies, Inc. 4% 3/1/29 (b)	30,000	26,703
UKG, Inc. 6.875% 2/1/31 (b)	15,000	15,156
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	10,000	9,169
Virtusa Corp. 7.125% 12/15/28 (b)	40,000	35,475
VM Consolidated, Inc. 5.5% 4/15/29 (b)	20,000	18,849
Western Digital Corp.:
2.85% 2/1/29	10,000	8,422
3.1% 2/1/32	10,000	7,827
		1,823,904
Telecommunications - 4.1%
Altice Financing SA 5.75% 8/15/29 (b)	135,000	116,272
Altice France Holding SA 6% 2/15/28 (b)	75,000	37,856
Altice France SA 5.125% 7/15/29 (b)	93,000	70,228
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	100,000	94,250
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	40,000	40,799
IHS Netherlands Holdco BV 8% 9/18/27 (b)	10,000	8,967
Level 3 Financing, Inc. 3.75% 7/15/29 (b)	80,000	46,800
Millicom International Cellular SA 4.5% 4/27/31 (b)	40,000	34,548
SBA Communications Corp. 3.125% 2/1/29	76,000	67,260
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	140,000	102,207
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	62,000	51,615
		670,802
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	15,000	12,762
Victoria's Secret & Co. 4.625% 7/15/29 (b)	15,000	12,653
		25,415
Transportation Ex Air/Rail - 0.4%
Golar LNG Ltd. 7% 10/20/25 (b)	17,000	16,795
Seaspan Corp. 5.5% 8/1/29 (b)	30,000	25,576
XPO, Inc. 7.125% 2/1/32 (b)	20,000	20,333
		62,704
Utilities - 2.4%
DPL, Inc. 4.35% 4/15/29	140,000	126,861
NextEra Energy Partners LP 4.5% 9/15/27 (b)	21,000	19,592
PG&E Corp.:
5% 7/1/28	50,000	47,689
5.25% 7/1/30	107,000	100,586
Pike Corp. 8.625% 1/31/31 (b)	22,000	23,233
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	73,000	65,999
		383,960
TOTAL NONCONVERTIBLE BONDS		15,263,275
TOTAL CORPORATE BONDS (Cost $15,836,048)		15,580,185

Common Stocks - 0.8%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
Aptiv PLC (g)	100	7,949
Capital Goods - 0.1%
Regal Rexnord Corp.	80	13,719
Energy - 0.2%
New Fortress Energy, Inc.	700	24,605
Healthcare - 0.1%
Centene Corp. (g)	205	16,078
Technology - 0.3%
Coherent Corp. (g)	380	22,602
MKS Instruments, Inc.	60	7,366
ON Semiconductor Corp. (g)	190	14,995
TOTAL TECHNOLOGY		44,963
Telecommunications - 0.1%
Helios Towers PLC (g)	20,800	19,810
TOTAL COMMON STOCKS (Cost $111,647)		127,124

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (c)(d)(h)	7,964	6,157
Chemicals - 0.1%
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (c)(d)(h)	15,000	14,386
Healthcare - 0.1%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(d)(f)(h)	21,888	6,430
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3225% 10/2/24 (c)(h)	2,271	2,259
TOTAL HEALTHCARE		8,689
Leisure - 0.3%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(h)	24,471	24,364
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (c)(d)(h)	25,956	23,211
TOTAL LEISURE		47,575
Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5934% 7/31/28 (c)(d)(h)(i)	5,000	5,003
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 2/7/31 (d)(h)(j)	5,000	5,013
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (c)(d)(h)	5,000	4,800
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (c)(d)(h)	9,975	9,991
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (c)(d)(h)	5,000	4,375
TOTAL SERVICES		29,182
Technology - 0.0%
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1783% 3/1/29 (c)(d)(h)	1,995	1,982
UKG, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(h)	3,276	3,305
TOTAL TECHNOLOGY		5,287
TOTAL BANK LOAN OBLIGATIONS (Cost $118,153)		111,276

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Air Transportation - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (c)	30,000	30,377
Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.7% (c)(k)	50,000	42,975
Energy - 0.4%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (c)(d)(k)	67,000	66,458
TOTAL PREFERRED SECURITIES (Cost $141,115)		139,810

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l) (Cost $162,726)	162,693	162,726

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $16,369,689)	16,121,121
NET OTHER ASSETS (LIABILITIES) - 0.3%	42,153
NET ASSETS - 100.0%	16,163,274

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,268,419 or 75.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $513 and $513, respectively.
(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	76,427	1,145,730	1,059,431	1,698	-	-	162,726	0.0%
Total	76,427	1,145,730	1,059,431	1,698	-	-	162,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	19,810	19,810	-	-
Consumer Discretionary	7,949	7,949	-	-
Energy	24,605	24,605	-	-
Health Care	16,078	16,078	-	-
Industrials	13,719	13,719	-	-
Information Technology	44,963	44,963	-	-

Corporate Bonds	15,580,185	-	15,580,185	-

Bank Loan Obligations	111,276	-	111,276	-

Preferred Securities	139,810	-	139,810	-

Money Market Funds	162,726	162,726	-	-
Total Investments in Securities:	16,121,121	289,850	15,831,271	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $16,206,963)	$15,958,395
Fidelity Central Funds (cost $162,726)	162,726

Total Investment in Securities (cost $16,369,689)		$16,121,121
Receivable for investments sold		59,593
Dividends receivable		13
Interest receivable		231,634
Distributions receivable from Fidelity Central Funds		536
Other receivables		13
Total assets		16,412,910
Liabilities
Payable for investments purchased
Regular delivery	$49,227
Delayed delivery	110,075
Distributions payable	83,300
Accrued management fee	7,034
Total Liabilities		249,636
Commitments and contingent liabilities (see Commitments note)
Net Assets		$16,163,274
Net Assets consist of:
Paid in capital		$16,981,518
Total accumulated earnings (loss)		(818,244)
Net Assets		$16,163,274
Net Asset Value, offering price and redemption price per share ($16,163,274 ÷ 350,000 shares)		$46.18
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$4,650
Interest		390,002
Income from Fidelity Central Funds		1,698
Total Income		396,350
Expenses
Management fee	$28,939
Independent trustees' fees and expenses	24
Total expenses before reductions	28,963
Expense reductions	(158)
Total expenses after reductions		28,805
Net Investment income (loss)		367,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(47,811)
Foreign currency transactions	14
Total net realized gain (loss)		(47,797)
Change in net unrealized appreciation (depreciation) on investment securities		222,041
Net gain (loss)		174,244
Net increase (decrease) in net assets resulting from operations		$541,789
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$367,545	$609,041
Net realized gain (loss)	(47,797)	(359,381)
Change in net unrealized appreciation (depreciation)	222,041	341,668
Net increase (decrease) in net assets resulting from operations	541,789	591,328
Distributions to shareholders	(376,925)	(596,600)

Share transactions
Proceeds from sales of shares	6,952,177	-

Net increase (decrease) in net assets resulting from share transactions	6,952,177	-
Total increase (decrease) in net assets	7,117,041	(5,272)

Net Assets
Beginning of period	9,046,233	9,051,505
End of period	$16,163,274	$9,046,233

Other Information
Shares
Sold	150,000	-
Net increase (decrease)	150,000	-

Financial Highlights
Fidelity® Sustainable High Yield ETF

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$45.23	$45.26	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.578	3.045	1.404
Net realized and unrealized gain (loss)	.928	(.092)	(4.758)
Total from investment operations	2.506	2.953	(3.354)
Distributions from net investment income	(1.556)	(2.983)	(1.386)
Total distributions	(1.556)	(2.983)	(1.386)
Net asset value, end of period	$46.18	$45.23	$45.26
Total Return D,E	5.68%	6.83%	(6.78)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.55% H	.55%	.55%
Expenses net of fee waivers, if any	.55% H	.55%	.55%
Expenses net of all reductions	.55% H	.55%	.55%
Net investment income (loss)	7.04% H	6.78%	5.49%
Supplemental Data
Net assets, end of period (000 omitted)	$16,163	$9,046	$9,052
Portfolio turnover rate I	52% H,J	48%	24% K

AFor the period February 15, 2022 (commencement of operations) through August 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Sustainable High Yield ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$250,454
Gross unrealized depreciation	(478,360)
Net unrealized appreciation (depreciation)	$(227,906)
Tax cost	$16,349,027

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(352,215)
Long-term	(174,666)
Total capital loss carryforward	$(526,881)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Sustainable High Yield ETF	LEVEL 3 Financing, Inc 1LN note 11% 11/15/29	$8,728	$-

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable High Yield ETF	2,508,593	2,563,710

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable High Yield ETF	6,813,713	-

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .55% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $158.

7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Sustainable High Yield ETF	.55%
Actual		$ 1,000	$ 1,056.80	$ 2.81
Hypothetical-B		$ 1,000	$ 1,022.13	$ 2.77

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Sustainable High Yield ETF
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904450.102
SHY-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024